----------------------------
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                                                    ----------------------------
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                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-07148
                                   -----------------------------------


                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   3707 West Maple Road          Bloomfield Hills, Michigan          48301
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc.  3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:       December 31, 2005
                          ------------------------------------

Date of reporting period:      June 30, 2005
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                    SCHWARTZ
                                   VALUE FUND

                                  A SERIES OF

                                    SCHWARTZ
                                   INVESTMENT
                                     TRUST





                               [GRAPHIC OMITTED]






                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005

                              TICKER SYMBOL: RCMFX

                                   BLANK PAGE

 SHAREHOLDER ACCOUNTS                                     CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC               [GRAPHIC OMITTED]     Bloomfield Hills, MI 48301
   P.O. Box 46707                                          (248) 644-8500
Cincinnati, OH 45246                                     Fax (248) 644-4250
   1-888-726-0753
                               SCHWARTZ VALUE FUND

Dear Fellow Shareowner:

For the six-month and one-year periods ended June 30, 2005, the Schwartz Value Fund outperformed the major stock market indices:

                                                Total Return      Total Return
                                                 6 months           1 year
                                                   ended             ended
                                                  June 30,          June 30,
                                                   2005               2005
                                                -----------       ------------
                       SCHWARTZ VALUE FUND         +1.2%             +13.5%
                       Russell 2000 Index          -1.3%              +9.5%
                       NASDAQ Composite            -5.5%              +0.5%
                       S&P 500 Index               -0.8%              +6.3%
                       Dow Jones Industrials       -3.4%              +0.9%

Small and mid-cap value stocks remain the sweet spot of the market, continuing a trend which began five years ago after the Great Bubble burst. Due in part to a high concentration of small and mid-cap value stocks, the Fund's 5-year record compares favorably to the major stock market indices:

                      Compound Annual Total Rate of Return
                          5 years ended June 30, 2005
                        --------------------------------
               SCHWARTZ VALUE FUND                 +14.0%
               Russell 2000 Index                   +5.7%
               NASDAQ Composite                    -12.3%
               S&P 500 Index                        -2.4%
               Dow Jones Industrials                +1.8%

During the first half of 2005, the stock market seemed generally stuck in the mud. Factors contributing to investor anxiety included the trade deficit, $60 oil, the war, higher short-term interest rates, and a slowing rate of corporate profit growth. Notwithstanding, GDP growth in Q1 was 3.8%, with more moderate economic growth expected the rest of the year. Record low long-term interest rates have buoyed the housing sector, while an improving job market and rising personal incomes have boosted consumer sentiment and spending. Corporate profits keep rolling along. For 2005, profits should grow by another 10-12% on top of last year's 20% improvement.

The relatively stagnant market has given us the opportunity to initiate positions in several high-quality companies at favorable prices, including Mine Safety Appliances (MSA - $47), Student Loan Corporation (STU - $220), and Thor Industries, Inc. (THO - $33). Mine Safety manufactures gas masks, helmets, and other protective gear for fire and police departments, industry, and military use. This financial powerhouse has increased its annual cash dividend for over 20 consecutive years. Student Loan Corporation is a leading provider of higher education student loans. The company has a successful track record of annual double-digit increases in sales and earnings. Thor Industries manufactures travel trailers and motorized RVs. Favorable demographics have helped this well-managed company grow earnings at a 20%+ annual rate for the last five years. The company earns a 20% ROE, with zero debt. Importantly, each of these stocks was acquired at a reasonable price in relation to fundamentals and at a discount to our appraisal of intrinsic value.

In February 2005, your Board of Trustees approved a management fee reduction of ..25% or 25 basis points, which reduced the total expense ratio of the Fund to 1.61% for the semi-annual period. At the current rate, 2005 will mark the fifth consecutive year in which the total expense ratio for the Schwartz Value Fund has been reduced.

As always, it's a privilege to be managing this Fund for you.

                                       Best regards,

                                       SCHWARTZ VALUE FUND

                                       /s/ George P. Schwartz

                                       George P. Schwartz, CFA
                                       President
July 31, 2005

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================

   SHARES    COMPANY                                               MARKET VALUE
--------------------------------------------------------------------------------
    180,000  Fargo Electronics, Inc. ............................  $ 3,598,200
    135,000  Dollar Tree Stores, Inc. ...........................    3,240,000
    150,000  Lifetime Hoan Corporation ..........................    2,929,500
    130,000  Furniture Brands International, Inc. ...............    2,809,300
    425,000  Input/Output, Inc. .................................    2,669,000
     80,000  Thor Industries, Inc. ..............................    2,514,400
     60,000  First Data Corporation .............................    2,408,400
     27,000  Mohawk Industries, Inc. ............................    2,227,500
     10,000  Student Loan Corporation (The) .....................    2,198,000
    135,000  Craftmade International, Inc. ......................    2,187,000


ASSET ALLOCATION BY SECTOR
================================================================================
SECTOR                                                           % OF NET ASSETS
------                                                           ---------------
Aerospace/Defense ..............................................       2.5%
Apparel & Textiles .............................................       5.7%
Building Materials & Construction ..............................       3.4%
Business & Industrial Products .................................       3.9%
Business Services ..............................................      11.7%
Consumer Products ..............................................      18.1%
Energy & Mining ................................................       7.6%
Finance ........................................................       8.4%
Healthcare .....................................................       9.7%
Industrial Products & Services .................................       7.3%
Leisure & Entertainment ........................................       2.9%
Miscellaneous ..................................................       3.7%
Printing & Publishing ..........................................       1.2%
Real Estate ....................................................       1.7%
Retail .........................................................       6.2%
Transportation .................................................       3.6%
Utilities ......................................................       1.3%
Cash Equivalents ...............................................       1.1%
                                                                   -----------
                                                                     100.0%
                                                                   ===========

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 98.9%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 2.5%
     28,100  Cubic Corporation ..................................  $   498,494
      7,500  General Dynamics Corporation .......................      821,550
      7,500  Harris Corporation .................................      234,075
      5,000  Rockwell Collins, Inc. .............................      238,400
                                                                   -----------
                                                                     1,792,519
                                                                   -----------
             APPAREL & TEXTILES -- 5.7%
     50,000  Jones Apparel Group, Inc. ..........................    1,552,000
      7,000  K-Swiss, Inc. - Class A ............................      226,380
     27,000  Mohawk Industries, Inc. * ..........................    2,227,500
                                                                   -----------
                                                                     4,005,880
                                                                   -----------
             BUILDING MATERIALS & CONSTRUCTION -- 3.4%
     25,000  Pulte Homes, Inc. ..................................    2,106,250
      4,000  Ryland Group, Inc ..................................      303,480
                                                                   -----------
                                                                     2,409,730
                                                                   -----------
             BUSINESS & INDUSTRIAL PRODUCTS -- 3.9%
     16,000  Diebold, Inc. ......................................      721,760
      5,000  Genuine Parts Company ..............................      205,450
     40,000  Mine Safety Appliances Company .....................    1,848,000
                                                                   -----------
                                                                     2,775,210
                                                                   -----------
             BUSINESS SERVICES -- 11.7%
    180,000  Fargo Electronics, Inc. * ..........................    3,598,200
     60,000  First Data Corporation .............................    2,408,400
      1,000  Kronos, Inc. * .....................................       40,390
     79,800  Neogen Corporation * ...............................    1,141,140
     80,000  Superior Uniform Group, Inc. .......................    1,104,000
                                                                   -----------
                                                                     8,292,130
                                                                   -----------
             COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
      5,000  Universal Electronics, Inc.* .......................       82,950
                                                                   -----------

             CONSUMER PRODUCTS -- DURABLES -- 11.3%
    135,000  Craftmade International, Inc. ......................    2,187,000
     15,000  Ethan Allen Interiors, Inc. ........................      502,650
    130,000  Furniture Brands International, Inc. ...............    2,809,300
     10,000  Harley-Davidson, Inc. ..............................      496,000
     75,000  Leggett & Platt, Inc. ..............................    1,993,500
                                                                   -----------
                                                                     7,988,450
                                                                   -----------
             CONSUMER PRODUCTS -- NONDURABLES -- 6.8%
     10,000  Chattem, Inc. * ....................................      414,000
      4,000  Coach, Inc. * ......................................      134,280
      5,000  Fortune Brands, Inc. ...............................      444,000
    150,000  Lifetime Hoan Corporation ..........................    2,929,500
      8,486  Velcro Industries N.V ..............................      114,137
     40,000  Weyco Group, Inc. ..................................      788,200
                                                                   -----------
                                                                     4,824,117
                                                                   -----------

================================================================================
  SHARES     COMMON STOCKS -- 98.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             EDUCATION -- 0.6%
     35,000  Nobel Learning Communities, Inc. * .................  $   303,450
      1,000  Strayer Education, Inc. ............................       86,260
                                                                   -----------
                                                                       389,710
                                                                   -----------
             ELECTRONICS -- 1.2%
      7,500  Gentex Corporation .................................      136,500
     70,081  Sparton Corporation * ..............................      693,101
                                                                   -----------
                                                                       829,601
                                                                   -----------
             ENERGY & MINING -- 7.6%
     17,500  Core Laboratories N.V. * ...........................      469,350
      3,000  Diamond Offshore Drilling, Inc. ....................      160,290
    425,000  Input/Output, Inc. * ...............................    2,669,000
     10,000  Patterson-UTI Energy, Inc. .........................      278,300
     20,000  Pioneer Natural Resources Company ..................      841,600
      5,000  Transocean, Inc. * .................................      269,850
     20,000  XTO Energy, Inc. ...................................      679,800
                                                                   -----------
                                                                     5,368,190
                                                                   -----------
             FINANCE -- BANKS & THRIFTS -- 0.0%
         20  CSB Bancorp, Inc. ..................................        8,000
                                                                   -----------
             FINANCE -- INSURANCE -- 3.2%
    113,300  Meadowbrook Insurance Group, Inc. * ................      593,692
    182,700  Unico American Corporation * .......................    1,664,397
                                                                   -----------
                                                                     2,258,089
                                                                   -----------
             FINANCE -- MISCELLANEOUS -- 5.2%
     25,000  H&R Block, Inc. ....................................    1,458,750
     10,000  Student Loan Corporation (The) .....................    2,198,000
                                                                   -----------
                                                                     3,656,750
                                                                   -----------
             HEALTHCARE -- 9.7%
     10,000  Henry Schein, Inc. * ...............................      415,200
     20,000  Lincare Holdings, Inc. * ...........................      816,800
     55,000  Manor Care, Inc. ...................................    2,185,150
     75,000  National Dentex Corporation * ......................    1,355,250
     20,000  STERIS Corporation .................................      515,400
     12,500  Waters Corporation * ...............................      464,625
     30,000  Young Innovations, Inc. ............................    1,119,900
                                                                   -----------
                                                                     6,872,325
                                                                   -----------
             HOLDING COMPANIES -- 1.3%
     30,000  PICO Holdings, Inc.* ...............................      892,800
                                                                   -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 7.3%
     40,000  American Pacific Corporation* ......................      320,000
     20,000  Balchem Corporation ................................      601,000
     10,000  Dover Corporation ..................................      363,800
      7,000  Graco, Inc. ........................................      238,490
     35,000  Maritrans, Inc. ....................................      946,750
     50,000  Simpson Manufacturing Company, Inc. ................    1,527,500
     21,500  Strattec Security Corporation* .....................    1,170,890
                                                                   -----------
                                                                     5,168,430
                                                                   -----------

================================================================================
   SHARES    COMMON STOCKS -- 98.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             LEISURE & ENTERTAINMENT -- 2.9%
     17,500  Polaris Industries, Inc. ...........................  $   945,000
     30,000  RC2 Corporation * ..................................    1,127,100
                                                                   -----------
                                                                     2,072,100
                                                                   -----------
             MISCELLANEOUS -- 0.5%
     10,000  Matthews International Corporation .................      389,600
                                                                   -----------

             PRINTING & PUBLISHING -- 1.2%
      5,000  Courier Corporation ................................      192,050
     20,000  ProQuest Company * .................................      655,800
                                                                   -----------
                                                                       847,850
                                                                   -----------
             REAL ESTATE -- 1.7%
     50,000  Arlington Hospitality, Inc. * ......................       47,500
     25,000  Health Care Property Investors, Inc. ...............      676,000
     16,499  I. Gordon Realty Corporation * .....................      251,610
      6,500  Washington Real Estate Investment Trust ............      202,800
                                                                   -----------
                                                                     1,177,910
                                                                   -----------
             RETAIL -- 6.2%
     20,000  Christopher & Banks Corporation ....................      365,200
    135,000  Dollar Tree Stores, Inc. * .........................    3,240,000
     20,000  Ross Stores, Inc. ..................................      578,200
      4,000  Tractor Supply Company * ...........................      196,400
                                                                   -----------
                                                                     4,379,800
                                                                   -----------
             TRANSPORTATION -- 3.6%
     80,000  Thor Industries, Inc. ..............................    2,514,400
                                                                   -----------

             UTILITIES -- 1.3%
    150,000  SEMCO Energy, Inc. * ...............................      898,500
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $57,725,794) .............  $69,895,041
                                                                   -----------

================================================================================
   SHARES    OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
         40  Sequoia Fund (Cost $5,036) .........................  $     6,064
                                                                   -----------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 1.5%                     MARKET VALUE
--------------------------------------------------------------------------------
$ 1,042,552  US Bank N.A., 2.10%, dated 06/30/05, due 07/01/05 repurchase proceeds: $1,042,614 (Cost $1,042,552).  $ 1,042,552
                                                                   -----------

             TOTAL INVESTMENTS -- 100.4% (Cost $58,773,382)......  $70,943,657

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ....     (263,715)
                                                                   -----------

             NET ASSETS -- 100.0% ...............................  $70,679,942
                                                                   ===========


*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $1,360,000 FNMA, Pool #729590, 4.50%, due 07/01/18. The aggregate market value of the collateral at June 30, 2005 was $1,063,642.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
================================================================================
ASSETS
Investments, at market value (cost of $58,773,382) (Note 1) ....   $70,943,657
Receivable for capital shares sold .............................         3,492
Receivable for investment securities sold ......................       433,219
Dividends and interest receivable ..............................        47,724
Other assets ...................................................        17,093
                                                                   -----------
  TOTAL ASSETS .................................................    71,445,185
                                                                   -----------

LIABILITIES
Payable for capital shares redeemed ............................        61,700
Payable for investment securities purchased ....................       476,081
Accrued investment advisory fees (Note 2) ......................       217,353
Payable to affiliate (Note 2) ..................................         8,900
Other accrued expenses .........................................         1,209
                                                                   -----------
  TOTAL LIABILITIES ............................................       765,243
                                                                   -----------

NET ASSETS .....................................................   $70,679,942
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $51,470,539
Accumulated net investment loss ................................      (228,040)
Accumulated net realized gains from security transactions ......     7,267,168
Net unrealized appreciation on investments .....................    12,170,275
                                                                   -----------
NET ASSETS .....................................................   $70,679,942
                                                                   ===========

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................     2,583,490
                                                                   ===========

Net asset value and offering price per share (a) ...............   $     27.36
                                                                   ===========

(a) Redemption price will vary if subject to contingent deferred sales load (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ...................................................... $   346,148
                                                                   -----------

EXPENSES
  Investment advisory fees (Note 2) ..............................     460,340
  Administration, accounting and transfer agent fees (Note 2) ....      53,697
  Registration fees ..............................................      12,896
  Legal and audit fees ...........................................      12,231
  Trustees' fees and expenses ....................................      11,398
  Custodian fees .................................................       9,093
  Reports to shareholders ........................................       5,105
  Insurance expense ..............................................       3,717
  Compliance service fees ........................................       3,502
  Other expenses .................................................       2,209
                                                                   -----------
    TOTAL EXPENSES ...............................................     574,188
                                                                   -----------

NET INVESTMENT LOSS ............................................      (228,040)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ................     5,746,366
  Net realized gains from in-kind redemptions (Note 1) .........     1,621,009
  Net change in unrealized appreciation/(depreciation) on
    investments ................................................    (6,512,374)
                                                                   -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       855,001
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $   626,961
                                                                   ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                            SIX MONTHS
                                                                               ENDED          YEAR ENDED
                                                                           JUNE 30, 2005     DECEMBER 31,
                                                                            (UNAUDITED)          2004
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..................................................   $   (228,040)    $   (584,873)
  Net realized gains from security transactions ........................      5,746,366       11,755,181
  Net realized gains from in-kind redemptions (Note 1) .................      1,621,009             --
  Net change in unrealized appreciation/(depreciation) on investments ..     (6,512,374)       2,881,647
                                                                           ------------     ------------
Net increase in net assets from operations .............................        626,961       14,051,955
                                                                           ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ...............................           --        (10,973,068)
                                                                           ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................................      2,129,327       24,713,497
  Reinvestment of distributions to shareholders ........................           --          9,828,308
  Payments for shares redeemed .........................................     (8,585,985)     (20,702,942)
                                                                           ------------     ------------
Net increase (decrease) in net assets from capital share transactions ..      (6,456,658)      13,838,863
                                                                           ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................................     (5,829,697)      16,917,750

NET ASSETS
  Beginning of period ..................................................     76,509,639       59,591,889
                                                                           ------------     ------------
  End of period ........................................................   $ 70,679,942     $ 76,509,639
                                                                           ============     ============

ACCUMULATED NET INVESTMENT LOSS ........................................   $   (228,040)    $       --
                                                                           ============     ============


SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ..........................................................         81,115          876,236
  Shares issued in reinvestment of distributions to shareholders .......           --            365,637
  Shares redeemed ......................................................       (327,290)        (718,682)
                                                                           ------------     ------------
  Net increase (decrease) in shares outstanding ........................       (246,175)         523,191
  Shares outstanding, beginning of period ..............................      2,829,665        2,306,474
                                                                           ------------     ------------
  Shares outstanding, end of period ....................................      2,583,490        2,829,665
                                                                           ============     ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                SIX MONTHS
                                                   ENDED           YEAR        YEAR          YEAR           YEAR            YEAR
                                                  JUNE 30,         ENDED       ENDED         ENDED          ENDED           ENDED
                                                   2005          DEC. 31,     DEC. 31,      DEC. 31,      DEC. 31,         DEC. 31,
                                                (UNAUDITED)        2004         2003          2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $    27.04     $    25.84    $    20.20   $    23.74     $    20.62     $    19.74
                                                ----------     ----------    ----------   ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment loss ........................       (0.09)         (0.21)        (0.16)       (0.21)         (0.12)         (0.01)
  Net realized and unrealized gains (losses)
    on investments ...........................        0.41           6.02          8.10        (3.33)          5.91           1.84
                                                ----------     ----------    ----------   ----------     ----------     ----------
Total from investment operations .............        0.32           5.81          7.94        (3.54)          5.79           1.83
                                                ----------     ----------    ----------   ----------     ----------     ----------

Less distributions:
  From net realized gains on investments .....        --            (4.61)        (2.30)        --            (2.67)         (0.92)
  In excess of net realized gains
    on investments ...........................        --             --            --           --             --            (0.03)
                                                ----------     ----------    ----------   ----------     ----------     ----------
Total distributions ..........................        --            (4.61)        (2.30)        --            (2.67)         (0.95)
                                                ----------     ----------    ----------   ----------     ----------     ----------

Net asset value at end of period .............  $    27.36     $    27.04    $    25.84   $    20.20     $    23.74     $    20.62
                                                ==========     ==========    ==========   ==========     ==========     ==========

Total return (a) .............................         1.2%(b)       22.6%         39.3%       (14.9)%         28.1%           9.3%
                                                ==========     ==========    ==========   ==========     ==========     ==========

Ratios/Supplementary Data:

Net assets at end of period (000's) ..........  $   70,680     $   76,510    $   59,592   $   44,261     $   50,031     $   35,949
                                                ==========     ==========    ==========   ==========     ==========     ==========

Ratio of expenses to average net assets ......        1.61%(c)       1.82%         1.89%        1.95%          2.04%          2.10%

Ratio of net investment loss to
  average net assets .........................       (0.64)%(c)     (0.84)%       (0.73)%      (0.98)%        (0.62)%        (0.06)%

Portfolio turnover rate ......................          90%(c)         83%           74%         103%           103%            70%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load (CDSC) if redeemed within one year of their purchase. Shares purchased after December 31, 2004 are not subject to the CDSC if the shares are purchased either directly from the Fund or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies

================================================================================

     and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at June 30, 2005 was as follows:

          Unrealized appreciation             $   12,059,753
          Other gains                              7,149,650
                                              --------------
          Total distributable earnings        $   19,209,403
                                              ==============


     For federal income tax purposes, the cost of portfolio investments amounted to $58,883,904 at June 30, 2005. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation       $   13,830,890
          Gross unrealized depreciation           (1,771,137)
                                              --------------
          Net unrealized appreciation         $   12,059,753
                                              ==============


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     During the six months ended June 30, 2005, the Fund realized $1,621,009 of net capital gains resulting from in-kind redemptions - in which shareholders exchanged fund shares for securities held by the Fund rather than for cash. Such gains are not taxable to the Fund and will not be required to be distributed to shareholders.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2005 and December 31, 2004 was as follows:

                                               Long-Term
                              Ordinary          Capital          Total
     Period Ended              Income            Gains        Distributions
     ---------------------------------------------------------------------------
     June 30, 2005           $      --        $     --        $       --
     December 31, 2004       $ 2,093,053      $ 8,880,015     $ 10,973,068

================================================================================
     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES --- Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other officers of the Fund are officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. Prior to February 1, 2005, the Adviser received from the Fund a quarterly fee equal to the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million. Effective February 1, 2005, the Adviser receives from the Fund a quarterly fee equal to the annual rate of 1.25% of its average daily net assets up to $100 million and 1% of such assets in excess of $100 million.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000. For the six months ended June 30, 2005, the Fund paid $53,697 to Ultimus for mutual fund services.

Ultimus Fund Distributors, LLC (the "Distributor") serves as the principal underwriter for the distribution of shares of the Fund. During the six months ended June 30, 2005, the Distributor collected $42,770 in contingent deferred sales loads on redemptions of Fund shares. The Distributor is an affiliate of Ultimus.

================================================================================

3.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $30,901,971 and $33,103,492, respectively.

4.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including a contingent deferred sales load, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a contingent deferred sales load of 1% is applied if you redeem Fund shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                 January 1, 2005   June 30, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,011.80        $8.03
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,016.81        $8.05
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.61% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-888-729-0753. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Advisory Agreement with Schwartz Investment Counsel, Inc. (the "Adviser"). The approval took place at an in-person meeting, held on January 28, 2005, at which all of the Trustees were present.

The Trustees were advised by counsel for the Trust of their fiduciary obligations in approving the Advisory Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interest of the Fund and its shareholders. The Trustees reviewed (1) industry data comparing advisory fees and expense ratios of the Fund with those of comparable investment companies; (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Fund; and (4) information about the Adviser's personnel. The Trustees considered various factors, among them (1) the nature, extent and quality of the services provided by the Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Fund; (3) the Fund's performance; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Independent Trustees were advised by experienced counsel throughout the process.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser under the Advisory Agreement. The Trustees also reviewed the background, education and experience of the Adviser's investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and long-term investment performance of the Fund in their deliberations. The Trustees considered the Fund's historical performance over various periods ended December 31, 2004, as it compared to the returns of relevant indices and similarly managed mutual funds. Based upon their review, the Trustees found that over both long- and short-term periods, the Fund's average annualized returns consistently outperformed all comparable indices, except the Russell 2000 Value Index.

The Trustees reviewed the Adviser's analysis of its profitability from the Advisory Agreements for the year ended December 31, 2004. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Funds' portfolio brokerage. The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as adviser to the fund, and based upon their review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable to serve as adviser.

In reviewing the fees payable under the Advisory Agreement, the Trustees reviewed the advisory fee rates paid by the Fund under the Advisory Agreement and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating expense ratio of the Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders. Given that the Fund's asset levels are lower than most

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================
comparable similarly managed funds, the Trustees also considered the effect of the Fund's potential growth and size on its performance and fees. In evaluating the Fund's advisory fees, the Trustees took into account the quality of the investment management of the Fund. The Trustees noted that the Fund's focus on small-capitalization companies requires special skills and a different and broader set of analytical tools than is required for funds investing in larger capitalization companies that are heavily followed and researched by the investment community.

At the Adviser's recommendation, the Trustees approved a reduction in the advisory fee payable by the Fund to the Adviser, effective February 1, 2005. In making this recommendation, the Adviser cited the increasingly competitive nature of the mutual fund industry, which is exerting downward pressure on fees, as well as the Adviser's desire to improve investment performance and lower expenses for the benefit of shareholders. The advisory fee paid by the Fund had been calculated at the annual rate of 1.5% of the first $75 million of the Fund's average daily net assets, 1.25% of the next $25 million of such assets, and 1% of such assets in excess of $100 million. Effective February 1, 2005, the advisory fee is reduced to 1.25% on the first $100 million of the Fund's average daily net assets and 1% of such assets in excess of $100 million. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees to be paid by the Fund are reasonable.

In approving the Advisory Agreement, the Independent Trustees reached the following conclusions: (1) the Trustees noted the qualifications of key personnel of the Adviser that would work with the Fund and concluded the Adviser is qualified to continue to manage the Fund's assets in accordance with its investment objective and policies; (2) based on the long-term performance of the Fund, the Independent Trustees believe that the nature and quality of services provided to the Fund by the Adviser were satisfactory; (3) while the advisory fees paid by the Fund are in the higher range of fees for comparably managed funds, they believe that the quality of investment advisory services provided by the Adviser has been well above the norm and that a contributing factor to higher expenses is the relatively small size of the Fund; (4) the Fund will realize cost savings from the Adviser's undertaking to reduce its advisory fees; and (5) the Fund has an advisory fee structure that should allow the Fund's shareholders to enjoy future benefits from economies of scale if the Fund continues to grow in assets.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

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







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

SCHWARTZ VALUE FUND                               INVESTMENT ADVISER
a series of                                       SCHWARTZ INVESTMENT COUNSEL, INC.
Schwartz Investment Trust                         3707 W. Maple Road
3707 W. Maple Road                                Bloomfield Hills, Michigan 48301
Bloomfield Hills, Michigan 48301
(248) 644-8500                                    DISTRIBUTOR
                                                  ULTIMUS  FUND  DISTRIBUTORS, LLC
BOARD OF TRUSTEES                                 225 Pictoria Drive, Suite 450
Gregory J. Schwartz, Chairman                     Cincinnati, Ohio 45246
George P. Schwartz, CFA
John E. Barnds                                    PRIMARY SELLING AGENT
Peter F. Barry                                    GREGORY J. SCHWARTZ & CO., INC.
Donald J. Dawson, Jr.                             3707 W. Maple Road
Fred A. Erb, Emeritus                             Bloomfield Hills, Michigan 48301
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus                       CUSTODIAN
                                                  US BANK, N.A.
OFFICERS                                          425 Walnut Street
George P. Schwartz, CFA, President                Cincinnati, Ohio 45202
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer                    ADMINISTRATOR
Robert G. Dorsey, Assistant Secretary             ULTIMUS FUND SOLUTIONS, LLC
John F. Splain, Assistant Secretary               P.O. Box 46707
Mark J. Seger, CPA, Assistant Treasurer           Cincinnati, Ohio 45246
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President           INDEPENDENT REGISTERED
Cynthia M. Dickinson, Chief Compliance Officer    PUBLIC ACCOUNTING FIRM
                                                  DELOITTE & TOUCHE LLP
                                                  180 N. Stetson Ave
                                                  Chicago, IL 60606

                                                  LEGAL COUNSEL
                                                  SULLIVAN & WORCESTER LLP
                                                  1666 K Street, NW, Suite 700
                                                  Washington, D.C. 20006


                                   AVE MARIA
                              CATHOLIC VALUES FUND

                                   AVE MARIA
                                  GROWTH FUND

                                   AVE MARIA
                              RISING DIVIDEND FUND

                                   AVE MARIA
                                   BOND FUND




                               [GRAPHIC OMITTED]
                             AVE MARIA MUTUAL FUNDS



                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)



                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005



                                TICKER SYMBOLS:
                         AVEMX - AVEGX - AVEDX - AVEFX



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SHAREHOLDER ACCOUNTS                                     CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC              [GRAPHIC OMITTED]      Bloomfield Hills, MI 48301
   P.O. Box 46707            AVE MARIA MUTUAL FUNDS        (248) 644-8500
Cincinnati, OH 45246                                     Fax (248) 644-4250
   1-888-726-9331


Dear Shareowner of:

         Ave Maria Catholic Values Fund (AVEMX)
         Ave Maria Growth Fund (AVEGX)
         Ave Maria Rising Dividend Fund (AVEDX)
         Ave Maria Bond Fund (AVEFX)

May 1, 2005 was the launch date for our fourth Catholic mutual fund - Ave Maria Rising Dividend Fund (discussed elsewhere in this report). May 1st was also the fourth anniversary of our original Catholic mutual fund - Ave Maria Catholic Values Fund, and the second anniversary of the Ave Maria Growth Fund and Ave Maria Bond Fund.

Together, these Funds represent the largest family of Catholic mutual funds in the country. Over 10,000 pro-life investors, including 80 institutions, from all 50 states have invested more than $375,000,000 in these four Funds. Schwartz Investment Counsel, Inc. is humbled and honored to be managing these assets for you. I can't guarantee that the favorable investment results achieved so far will continue, but I can assure you we'll do the best we can to meet the investment objectives of each Fund and importantly, do it within the context of the Catholic Advisory Board's guidelines. As you know, in managing these Funds, eliminated from consideration for the portfolios are companies that support the culture of death, either directly or through contributions to Planned Parenthood. Also screened out are purveyors of pornography and companies which undermine the sanctity of marriage by offering their employees non-marital partner benefits.

                                   Sincerely,

                             /s/ George P. Schwartz
                            George P. Schwartz, CFA
                                   President
July 31, 2005

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
    Portfolio Manager Commentary ..........................................   1
    Ten Largest Equity Holdings ...........................................   3
    Asset Allocation ......................................................   3
    Schedule of Investments ...............................................   4
Ave Maria Growth Fund:
    Portfolio Manager Commentary ..........................................   7
    Ten Largest Equity Holdings ...........................................   8
    Asset Allocation ......................................................   8
    Schedule of Investments ...............................................   9
Ave Maria Rising Dividend Fund:
    Portfolio Manager Commentary ..........................................  11
    Ten Largest Equity Holdings ...........................................  12
    Asset Allocation ......................................................  12
    Schedule of Investments ...............................................  13
Ave Maria Bond Fund:
    Portfolio Manager Commentary ..........................................  15
    Ten Largest Holdings ..................................................  16
    Asset Allocation ......................................................  17
    Schedule of Investments ...............................................  18
Statements of Assets and Liabilities ......................................  21
Statements of Operations ..................................................  22
Statements of Changes in Net Assets:
    Ave Maria Catholic Values Fund ........................................  23
    Ave Maria Growth Fund .................................................  24
    Ave Maria Rising Dividend Fund ........................................  25
    Ave Maria Bond Fund ...................................................  26
Financial Highlights:
    Ave Maria Catholic Values Fund ........................................  27
    Ave Maria Growth Fund .................................................  28
    Ave Maria Rising Dividend Fund ........................................  29
    Ave Maria Bond Fund - Class I .........................................  30
    Ave Maria Bond Fund - Class R .........................................  31
Notes to Financial Statements .............................................  32
About Your Fund's Expenses ................................................  38
Other Information .........................................................  40
Approval of Advisory Agreements ...........................................  41

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear  Fellow Shareowner:

The Ave Maria Catholic Values Fund had a total return of 1.3% for the six months ended June 30, 2005. This exceeded the -0.8% return of the S&P 500 Index, but lagged the 3.9% return of the S&P 400 Mid-Cap Index.

Since inception just over four years ago, the Fund has handily outperformed both benchmarks:

                                         Since 5-01-01 Inception Through 6-30-05
                                                       Total Return
                                         ---------------------------------------
                                              Cumulative           Annualized
                                              ----------           ----------
              Ave Maria Catholic
                Values Fund (AVEMX)             56.6%                11.4%
              S&P 500 Index                      0.9%                 0.2%
              S&P 400 Mid Cap Index             39.6%                 8.3%

The tough-minded Harry Truman once said, "bring me a one-armed economist, I'm sick of advisors telling me, `on the one hand this could happen, and on the other hand, that could happen'". The first six months of 2005 is reminiscent of that sentiment. Investors vacillated between anxiety and relief: anxiety over $60 oil and what it will do to economic growth, but relief that so far its impact has been minimal; anxiety over Federal Reserve short-term interest rate hikes, but relief that long-term rates have declined year-to-date; anxiety about slowing corporate profits growth, but delight that in the first half, 381 companies in the S&P 500 bought back $82 billion of their own stock; and anxiety over low dividend yields, but delight that 1,055 companies increased their dividends during the first half of 2005.

All added up, we believe the environment is favorable for purchasing well-selected equities. Corporate profit growth is slowing, but from an unsustainably high 20% annual rate to a more normal trend. Rate increases by the Federal Reserve may be nearing an end, and inflation is still moderate. In addition, corporations and investors are flush with cash. As a result, merger and acquisition activity is rising. The Fund benefited from the announced acquisitions of two major holdings, Sungard Data Systems and Brookstone, Inc. Also, Fargo Electronics, Inc., Pulte Homes, Inc., XTO Energy, Inc., Lifetime Hoan Corporation, and Chattem, Inc. contributed significantly to the Fund's positive performance in the first half. These companies operate in different industries, but share the characteristics we love to see - above-average growth in earnings and cash flow, shareholder-oriented managements, solid balance sheets and attractive valuations at the time of purchase. Other companies which share these attributes that were added to the portfolio

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
during the first half of this year include: Caterpillar, Inc., Diebold, Inc., Mine Safety Appliances Co., Stericycle, Inc., Student Loan Corporation, Thor Industries and Zebra Technologies.

The most notable under-performers in the portfolio were Dollar Tree Stores, Inc., Input/Output, Inc., Harley-Davidson, Inc. and Neogen Corporation. We still like the long-term outlooks for these companies and in most cases have added to the positions. In fact, Dollar Tree is now the Fund's largest holding. Names eliminated from the Fund in the first half were Champion Enterprises, Inc., Garmin Ltd., Monaco Coach Corp., Pier 1 Imports, Inc. and Rockwell Collins, Inc. These stocks either appreciated to our estimate of intrinsic value, or we detected deterioration in the company's fundamentals.

All of the Fund's investments pass the pro-life and pro-family screens established by the Fund's Catholic Advisory Board.

A reporter recently referred to this Fund as - "the value fund with values". Seems an apt description!

Thank you for investing with the Ave Maria Catholic Values Fund.

Sincerely,

/s/ George P. Schwartz               /s/ Gregory R. Heilman

George P. Schwartz, CFA              Gregory R. Heilman, CFA
Co-Portfolio Manager                 Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMPANY                                               MARKET VALUE
--------------------------------------------------------------------------------

    380,000  Dollar Tree Stores, Inc. ............................ $ 9,120,000
     75,000  General Dynamics Corporation ........................   8,215,500
    400,000  Fargo Electronics ...................................   7,996,000
    400,000  Mylan Laboratories, Inc. ............................   7,696,000
    285,000  STERIS Corporation ..................................   7,344,450
    175,000  Manor Care, Inc. ....................................   6,952,750
    344,594  Lifetime Hoan Corporation ...........................   6,729,921
    115,000  Exxon Mobil Corporation .............................   6,609,050
    300,000  Furniture Brands International, Inc. ................   6,483,000
    220,000  North Fork Bancorporation, Inc. .....................   6,179,800



ASSET ALLOCATION
================================================================================
  SECTOR                                                         % OF NET ASSETS
  ------                                                         ---------------
  Aerospace/Defense .............................................       4.7%
  Apparel & Textiles ............................................       3.8%
  Building Materials & Construction .............................       2.8%
  Business Services .............................................       4.9%
  Communication Equipment & Services ............................       1.5%
  Consumer Products .............................................      13.8%
  Electronics ...................................................       1.8%
  Energy & Mining ...............................................      13.4%
  Environmental Services ........................................       0.6%
  Finance .......................................................       9.9%
  Healthcare ....................................................      12.5%
  Industrial Products & Services ................................      13.0%
  Leisure & Entertainment .......................................       1.3%
  Printing & Publishing .........................................       1.2%
  Real Estate ...................................................       1.0%
  Retail ........................................................       8.0%
  Transportation ................................................       2.3%
  Utilities .....................................................       0.8%
  Cash Equivalents ..............................................       2.7%
                                                                   --------
                                                                      100.0%
                                                                   ========

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 97.3%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 4.7%
    120,000  Cubic Corporation ................................... $ 2,128,800
     75,000  General Dynamics Corporation ........................   8,215,500
     30,000  Harris Corporation ..................................     936,300
                                                                   -----------
                                                                    11,280,600
                                                                   -----------
             APPAREL & TEXTILES -- 3.8%
    125,000  Jones Apparel Group, Inc. ...........................   3,880,000
     65,000  Mohawk Industries, Inc. * ...........................   5,362,500
                                                                   -----------
                                                                     9,242,500
                                                                   -----------
             BUILDING MATERIALS & CONSTRUCTION -- 2.8%
    175,000  Fleetwood Enterprises, Inc. * .......................   1,776,250
     60,000  Pulte Homes, Inc. ...................................   5,055,000
                                                                   -----------
                                                                     6,831,250
                                                                   -----------
             BUSINESS SERVICES -- 4.9%
     45,000  Automatic Data Processing, Inc. .....................   1,888,650
    400,000  Fargo Electronics, Inc. * ...........................   7,996,000
    130,000  Neogen Corporation * ................................   1,859,000
                                                                   -----------
                                                                    11,743,650
                                                                   -----------
             COMMUNICATION EQUIPMENT & SERVICES -- 1.5%
     30,000  Alltel Corporation ..................................   1,868,400
     50,000  CenturyTel, Inc. ....................................   1,731,500
                                                                   -----------
                                                                     3,599,900
                                                                   -----------
             CONSUMER PRODUCTS - DURABLES -- 8.7%
     10,000  Brunswick Corporation ...............................     433,200
    307,000  Craftmade International, Inc. .......................   4,973,400
    300,000  Furniture Brands International, Inc. ................   6,483,000
    100,000  Harley-Davidson, Inc. ...............................   4,960,000
    160,000  Leggett & Platt, Inc. ...............................   4,252,800
                                                                   -----------
                                                                    21,102,400
                                                                   -----------
             CONSUMER PRODUCTS - NONDURABLES -- 5.1%
     90,000  Chattem, Inc. * .....................................   3,726,000
      5,000  Coach, Inc. * .......................................     167,850
     20,000  Fortune Brands, Inc. ................................   1,776,000
    344,594  Lifetime Hoan Corporation ...........................   6,729,921
                                                                   -----------
                                                                    12,399,771
                                                                   -----------
             ELECTRONICS -- 1.8%
    150,000  Gentex Corporation ..................................   2,730,000
    152,902  Sparton Corporation * ...............................   1,512,201
                                                                   -----------
                                                                     4,242,201
                                                                   -----------
             ENERGY & MINING -- 13.4%
     50,000  Anadarko Petroleum Corporation ......................   4,107,500
     75,000  Core Laboratories N.V. * ............................   2,011,500
     15,000  Diamond Offshore Drilling, Inc. .....................     801,450

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 97.3% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             ENERGY & MINING -- 13.4% (CONTINUED)
    115,000  Exxon Mobil Corporation ............................. $ 6,609,050
    800,000  Input/Output, Inc. * ................................   5,024,000
     90,000  Patterson-UTI Energy, Inc. ..........................   2,504,700
     50,000  Pioneer Natural Resources Company ...................   2,104,000
     75,000  Transocean, Inc. * ..................................   4,047,750
    156,666  XTO Energy, Inc. ....................................   5,325,077
                                                                   -----------
                                                                    32,535,027
                                                                   -----------
             ENVIRONMENTAL SERVICES -- 0.6%
     70,000  Layne Christensen Company * .........................   1,390,550
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 3.8%
     60,000  BB&T Corporation ....................................   2,398,200
    220,000  North Fork Bancorporation, Inc. .....................   6,179,800
     20,000  Synovus Financial Corporation .......................     573,400
                                                                   -----------
                                                                     9,151,400
                                                                   -----------
             FINANCE - INSURANCE -- 4.3%
     37,500  American International Group, Inc. ..................   2,178,750
     60,000  Everest Re Group, Ltd. ..............................   5,580,000
    282,945  Unico American Corporation ..........................   2,577,629
                                                                   -----------
                                                                    10,336,379
                                                                   -----------
             FINANCE - MISCELLANEOUS -- 1.8%
     20,000  Student Loan Corporation (The) ......................   4,396,000
                                                                   -----------

             HEALTHCARE -- 12.5%
     35,000  Beckman Coulter, Inc. ...............................   2,224,950
     25,000  Hillenbrand Industries, Inc. ........................   1,263,750
     83,000  Lincare Holdings, Inc. * ............................   3,389,720
    175,000  Manor Care, Inc. ....................................   6,952,750
    400,000  Mylan Laboratories, Inc. ............................   7,696,000
    285,000  STERIS Corporation ..................................   7,344,450
     40,000  Waters Corporation * ................................   1,486,800
                                                                   -----------
                                                                    30,358,420
                                                                   -----------
             INDUSTRIAL PRODUCTS & SERVICES -- 13.0%
     52,500  3M Company ..........................................   3,795,750
     60,000  Balchem Corporation .................................   1,803,000
     40,000  Caterpillar, Inc. ...................................   3,812,400
     85,000  Diebold, Inc. .......................................   3,834,350
     10,000  Dover Corporation ...................................     363,800
     60,000  Genuine Parts Company ...............................   2,465,400
     50,000  Graco, Inc. .........................................   1,703,500
    100,000  Mine Safety Appliances Company ......................   4,620,000
    100,000  Simpson Manufacturing Company, Inc. .................   3,055,000
     11,000  Stericycle, Inc. * ..................................     553,520
     30,000  Teleflex, Inc. ......................................   1,781,100
     85,000  Zebra Technologies Corporation * ....................   3,722,150
                                                                   -----------
                                                                    31,509,970
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 97.3% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             LEISURE & ENTERTAINMENT -- 1.3%
     60,000  Polaris Industries, Inc. ............................ $ 3,240,000
                                                                   -----------

             PRINTING & PUBLISHING -- 1.2%
      5,000  Courier Corporation .................................     192,050
     80,000  ProQuest Company * ..................................   2,623,200
                                                                   -----------
                                                                     2,815,250
                                                                   -----------
             REAL ESTATE -- 1.0%
     25,000  Duke Realty Corporation .............................     791,500
     50,000  Health Care Property Investors, Inc. ................   1,352,000
     10,000  Washington Real Estate Investment Trust .............     312,000
                                                                   -----------
                                                                     2,455,500
                                                                   -----------
             RETAIL -- 8.0%
    260,000  Christopher & Banks Corporation .....................   4,747,600
    380,000  Dollar Tree Stores, Inc. * ..........................   9,120,000
      5,000  Hibbett Sporting Goods, Inc. * ......................     189,200
    180,000  Ross Stores, Inc. ...................................   5,203,800
      4,000  Tractor Supply Company * ............................     196,400
                                                                   -----------
                                                                    19,457,000
                                                                   -----------
             TRANSPORTATION -- 2.3%
    175,000  Thor Industries, Inc. ...............................   5,500,250
                                                                   -----------
             UTILITIES -- 0.8%
    333,500  SEMCO Energy, Inc. * ................................   1,997,665
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $195,798,359)..............$235,585,683
                                                                   -----------

================================================================================
   FACE
  AMOUNT     REPURCHASE AGREEMENTS (1) -- 3.8%                     MARKET VALUE
--------------------------------------------------------------------------------
$ 9,214,279  US Bank N.A., 2.10%, dated 06/30/05, due 07/01/05 repurchase proceeds: $9,214,817  (Cost $9,214,279). $ 9,214,279
                                                                   -----------

             TOTAL INVESTMENTS -- 101.1% (Cost $205,012,638) .....$244,799,962

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)......  (2,782,308)
                                                                   -----------

             NET ASSETS -- 100.0%.................................$242,017,654
                                                                   ===========



* Non-income producing security.

(1) Repurchase agreement is fully collaterized by $9,214,279 FGCI, Pool #E01424, 4.00%, due 08/01/18. The aggregate market value of the collateral at June 30, 2005 was $9,398,720.

See notes to financial statements.

AVE  MARIA  GROWTH  FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For the six months ended June 30, 2005, the Ave Maria Growth Fund was down 5.5% vs. -0.8% for the S&P 500 Index. For the twelve months ended June 30, 2005, the Ave Maria Growth Fund returned 7.0% compared with 6.3% for the S&P 500 Index. Since inception, the Fund's investment results are favorable, as well:

                                          Since 5-1-03 Inception through 6-30-05
                                                       Total Return
                                           -------------------------------------
                                               Cumulative        Annualized
                                               ----------        ----------
Ave Maria Growth Fund (AVEGX)                    41.7%             17.5%
S&P 500 Index                                    35.1%             14.9%

During the first half of 2005, various cross-currents affected the share prices of holdings in the Fund. Continuing a five-year trend, value stocks generally outperformed growth stocks. Additionally, companies which missed Wall Street's quarterly earnings estimates by even a small amount were severely punished in the marketplace, while those exceeding estimates were not rewarded. These somewhat challenging trends appear to be subsiding in the current market.

When investing with a long-term time horizon in shares of outstanding businesses, it's important to not be short-sighted. So, we have stuck to our disciplined security selection process in managing this growth stock portfolio. As always, emphasis is placed on companies with well above-average profitability, superior growth in sales and cash flow, and strong balance sheets. Additionally, the shares must be selling at attractive valuations before they are added to the portfolio. Despite recent disappointing results, this time-tested approach to portfolio management should continue to produce favorable long-term results.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMPANY                                               MARKET VALUE
--------------------------------------------------------------------------------
     74,600  CLARCOR, Inc. ....................................... $ 2,182,050
     59,500  FactSet Research Systems, Inc. ......................   2,132,480
     71,950  North Fork Bancorporation, Inc. .....................   2,021,076
     35,800  Johnson Controls, Inc. ..............................   2,016,614
     53,900  SEI Investments Company .............................   2,013,165
     45,200  Kellogg Company .....................................   2,008,688
     30,100  C.R. Bard, Inc. .....................................   2,001,951
     50,300  Franklin Electric Company, Inc. .....................   1,944,095
     56,200  National City Corporation ...........................   1,917,544
     40,700  Mettler-Toledo International, Inc. ..................   1,895,806


ASSET ALLOCATION
================================================================================
  SECTOR                                                         % OF NET ASSETS
  ------                                                         ---------------
  Aerospace/Defense .............................................       5.9%
  Business Services .............................................       3.8%
  Consumer Products .............................................       3.0%
  Electronics ...................................................       6.3%
  Energy & Mining ...............................................       2.8%
  Finance .......................................................      16.0%
  Food & Tobacco ................................................       6.7%
  Healthcare ....................................................      17.7%
  Industrial Products & Services ................................      25.9%
  Leisure & Entertainment .......................................       2.0%
  Retail ........................................................       8.0%
  Cash Equivalents ..............................................       1.9%
                                                                   --------
                                                                      100.0%
                                                                   ========

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 98.1%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 5.9%
     22,200  Alliant Techsystems, Inc. * ......................... $ 1,567,320
     16,300  General Dynamics Corporation ........................   1,785,502
                                                                   -----------
                                                                     3,352,822
                                                                   -----------
             BUSINESS SERVICES -- 3.8%
     59,500  FactSet Research Systems, Inc. ......................   2,132,480
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 3.0%
     30,500  Harley-Davidson, Inc. ...............................   1,512,800
      5,000  Toro Company ........................................     193,050
                                                                   -----------
                                                                     1,705,850
                                                                   -----------
             ELECTRONICS -- 6.3%
     42,200  Garmin Ltd. .........................................   1,804,050
     85,000  Integrated Circuit Systems, Inc. * ..................   1,754,400
                                                                   -----------
                                                                     3,558,450
                                                                   -----------
             ENERGY & MINING -- 2.8%
     20,400  Occidental Petroleum Corporation ....................   1,569,372
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 6.9%
     56,200  National City Corporation ...........................   1,917,544
     71,950  North Fork Bancorporation, Inc. .....................   2,021,076
                                                                   -----------
                                                                     3,938,620
                                                                   -----------
             FINANCE - INSURANCE -- 5.6%
     50,400  Arthur J. Gallagher & Company .......................   1,367,352
     40,500  Brown & Brown, Inc. .................................   1,820,070
                                                                   -----------
                                                                     3,187,422
                                                                   -----------
             FINANCE - MISCELLANEOUS -- 3.5%
     53,900  SEI Investments Company .............................   2,013,165
                                                                   -----------

             FOOD & TOBACCO -- 6.7%
     45,200  Kellogg Company .....................................   2,008,688
     55,700  McCormick & Company, Inc. ...........................   1,820,276
                                                                   -----------
                                                                     3,828,964
                                                                   -----------
             HEALTHCARE -- 17.7%
     26,200  Beckman Coulter, Inc. ...............................   1,665,534
     52,100  Biomet, Inc. ........................................   1,804,744
     30,100  C.R Bard, Inc. ......................................   2,001,951
     18,700  Guidant Corporation .................................   1,258,510
     34,000  Patterson Companies, Inc. * .........................   1,532,720
     48,100  Waters Corporation * ................................   1,787,877
                                                                   -----------
                                                                    10,051,336
                                                                   -----------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 98.1% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL PRODUCTS & SERVICES -- 25.9%
     26,400  AMETEK, Inc. ........................................ $ 1,104,840
     74,600  CLARCOR, Inc. .......................................   2,182,050
     61,400  Donaldson Company, Inc. .............................   1,862,262
     37,400  Expeditors International of Washington, Inc. ........   1,862,894
     50,300  Franklin Electric Company, Inc. .....................   1,944,095
     53,050  Graco, Inc. .........................................   1,807,413
     35,800  Johnson Controls, Inc. ..............................   2,016,614
     40,700  Mettler-Toledo International, Inc. * ................   1,895,806
                                                                   -----------
                                                                    14,675,974
                                                                   -----------
             LEISURE & ENTERTAINMENT -- 2.0%
     20,700  Polaris Industries, Inc. ............................   1,117,800
                                                                   -----------

             RETAIL -- 8.0%
     38,900  Bed Bath & Beyond, Inc. * ...........................   1,625,242
     73,500  Christopher & Banks Corporation .....................   1,342,110
     54,100  Ross Stores, Inc. ...................................   1,564,031
                                                                   -----------
                                                                     4,531,383
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $52,920,143)............... $55,663,638
                                                                   -----------

================================================================================
    FACE
   AMOUNT    REPURCHASE AGREEMENTS (1) -- 1.8%                     MARKET VALUE
--------------------------------------------------------------------------------
$ 1,017,305  US Bank N.A., 2.10%, dated 06/30/05, due 07/01/05 repurchase proceeds: $1,017,364 (Cost $1,017,305).. $ 1,017,305
                                                                   -----------

             TOTAL INVESTMENTS -- 99.9% (Cost $53,937,448)........ $56,680,943

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .......      46,356
                                                                   -----------

             NET ASSETS -- 100.0%................................. $56,727,299
                                                                   ===========


*  Non-income producing security.

(1) Repurchase agreement is fully collaterized by $1,017,305 FNCI, Pool #729590, 4.50%, due 07/01/18. The aggregate market value of the collateral at June 30, 2005 was $1,037,833.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

As of June 30, 2005, the portfolio was comprised of 35 stocks that do not violate the core teachings of the Catholic Church as determined by the Fund's Catholic Advisory Board. Those 35 companies are drawn from industries as diverse as energy, financial services and health care. Some are household names such as 3M Company, ADP, Inc. and Caterpillar Inc., while others such as RPM International, Inc. and Graco, Inc. are less well-known. They all share the ability to grow earnings using internally generated funds and financially powerful balance sheets. As such, they all have above-average control of their own destiny, including the ability to increase dividends regularly.

The average dividend yield on the stocks in the portfolio is 2.4%; higher than the average stock, but certainly not the highest yields available on U.S. common stocks. Therein lies an important distinction. The name of the Fund is the Ave Maria Rising Dividend Fund. We invest in companies with a rising stream of dividend payments, not just high-dividend payers. In order for a stock to be included in the Fund, it must exhibit those characteristics consistent with the ability to increase dividends at a meaningful rate. This necessarily implies an ability to employ retained capital effectively and grow earnings. Rising earnings and dividends usually indicate that the value of the enterprise is growing. Ultimately, that increased value will be reflected in increased market price. Over time, we expect a portion of the total return of the Fund to come from dividends, and a portion to come from share price appreciation.

We appreciate your participation in this Fund.

With best regards,

/s/ George P. Schwartz               /s/ Richard L. Platte Jr.

George P. Schwartz, CFA              Richard L. Platte, Jr., CFA
Co-portfolio Manager                 Co-portfolio Manager

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMPANY                                               MARKET VALUE
--------------------------------------------------------------------------------
     25,000  Thor Industries, Inc. ............................... $   785,750
     25,000  Arthur J. Gallagher & Company .......................     678,250
     12,500  Polaris Industries, Inc. ............................     675,000
     25,000  Newell Rubbermaid, Inc. .............................     596,000
     22,000  Leggett & Platt, Inc. ...............................     584,760
     12,500  Diebold, Inc. .......................................     563,875
     20,000  North Fork Bancorporation, Inc. .....................     561,800
     30,000  RPM International, Inc. .............................     547,800
     12,000  The Stanley Works ...................................     546,480
     25,000  Furniture Brands International, Inc. ................     540,250


ASSET ALLOCATION
================================================================================
  SECTOR                                                         % OF NET ASSETS
  ------                                                         ---------------
  Aerospace/Defense .............................................       1.9%
  Apparel & Textiles ............................................       0.5%
  Building Materials & Construction .............................       4.7%
  Business Services .............................................       2.4%
  Communication Equipment & Services ............................       2.5%
  Consumer Products .............................................      12.6%
  Energy & Mining ...............................................       2.8%
  Finance .......................................................      17.4%
  Food & Tobacco ................................................       2.0%
  Healthcare ....................................................       3.2%
  Industrial Products & Services ................................      26.7%
  Leisure & Entertainment .......................................       3.9%
  Transportation ................................................       4.6%
  Utilities .....................................................       8.9%
  Cash Equivalents ..............................................       5.9%
                                                                   --------
                                                                      100.0%
                                                                   ========

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 94.1%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 1.9%
      3,000  General Dynamics Corporation ........................ $   328,620
                                                                   -----------

             APPAREL & TEXTILES -- 0.5%
      1,000  Mohawk Industries, Inc. * ...........................      82,500
                                                                   -----------

             BUILDING MATERIALS & CONSTRUCTION -- 4.7%
      8,000  Masco Corporation ...................................     254,080
     30,000  RPM International, Inc. .............................     547,800
                                                                   -----------
                                                                       801,880
                                                                   -----------

             BUSINESS SERVICES -- 2.4%
     10,000  Automatic Data Processing, Inc. .....................     419,700
                                                                   -----------

             COMMUNICATION EQUIPMENT & SERVICES -- 2.5%
      7,000  Alltel Corporation ..................................     435,960
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 12.6%
     25,000  Furniture Brands International, Inc. ................     540,250
      9,000  Harley-Davidson, Inc. ...............................     446,400
     22,000  Leggett & Platt, Inc. ...............................     584,760
     25,000  Newell Rubbermaid, Inc. .............................     596,000
                                                                   -----------
                                                                     2,167,410
                                                                   -----------
             ENERGY & MINING -- 2.8%
      8,500  Exxon Mobil Corporation .............................     488,495
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 11.0%
     12,000  BB&T Corporation ....................................     479,640
     20,000  North Fork Bancorporation, Inc. .....................     561,800
     15,000  Synovus Financial Corporation .......................     430,050
     12,000  United Bankshares, Inc. .............................     427,320
                                                                   -----------
                                                                     1,898,810
                                                                   -----------
             FINANCE - INSURANCE -- 3.9%
     25,000  Arthur J. Gallagher & Company .......................     678,250
                                                                   -----------

             FINANCE - MISCELLANEOUS -- 2.5%
      2,000  Student Loan Corporation (The) ......................     439,600
                                                                   -----------

             FOOD & TOBACCO -- 2.0%
     15,000  Conagra Foods, Inc. .................................     347,400
                                                                   -----------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 94.1% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HEALTHCARE -- 3.2%
      4,000  Hillenbrand Industries, Inc. ........................ $   202,200
      9,000  Manor Care, Inc. ....................................     357,570
                                                                   -----------
                                                                       559,770
                                                                   -----------
             INDUSTRIAL PRODUCTS & SERVICES -- 26.7%
      7,000  3M Company ..........................................     506,100
      5,000  Caterpillar, Inc. ...................................     476,550
     12,500  Diebold, Inc. .......................................     563,875
     10,000  Dover Corporation ...................................     363,800
      8,000  Emerson Electric Company ............................     501,040
      8,000  Genuine Parts Company ...............................     328,720
     15,000  Graco, Inc. .........................................     511,050
      7,500  Johnson Controls, Inc. ..............................     422,475
     12,000  Stanley Works (The) .................................     546,480
      6,500  Teleflex, Inc. ......................................     385,905
                                                                   -----------
                                                                     4,605,995
                                                                   -----------
             LEISURE & ENTERTAINMENT -- 3.9%
     12,500  Polaris Industries, Inc. ............................     675,000

                                                                   -----------
             TRANSPORTATION -- 4.6%
     25,000  Thor Industries, Inc. ...............................     785,750
                                                                   -----------

             UTILITIES -- 8.9%
      7,000  Dominion Resources, Inc. ............................     513,730
     10,000  Exelon Corporation ..................................     513,300
     12,000  FPL Group, Inc. .....................................     504,720
                                                                   -----------
                                                                     1,531,750
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $15,989,195) .............. $16,246,890
                                                                   -----------

================================================================================
   FACE
  AMOUNT     REPURCHASE AGREEMENTS (1) -- 5.5%                     MARKET VALUE
--------------------------------------------------------------------------------
$   951,791  US Bank N.A., 2.10%, dated 06/30/05, due 07/01/05
               repurchase proceeds: $951,846 (Cost $951,791)...... $   951,791
                                                                   -----------

             TOTAL INVESTMENTS -- 99.6% (Cost $16,940,986)........ $17,198,681

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% .......      58,857
                                                                   -----------

             NET ASSETS -- 100.0%................................. $17,257,538
                                                                   ===========

* Non-income producing security.

(1) Repurchase agreement is fully collaterized by $951,791, FGCI, Pool #E01424, 4.00%, due 08/01/18. The aggregate market value of the collateral at June 30, 2005 was $970,993.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareowner:

The total return for the Ave Maria Bond Fund for the six months ended June 30, 2005 was 1.0% versus 1.6% for the Lehman Brothers Intermediate Government Credit Index. Interest rates on different parts of the yield curve behaved quite differently during the six-month period. Short-term interest rates rose in direct response to the four increases in the Fed Funds rate, while long-term rates declined. The result was a flatter yield curve. For that reason, long-term bonds out-performed short-term bonds. The predominately short-maturity bonds in this portfolio did not perform as well as longer-maturity issues. Equity holdings, representing 15% of the portfolio as of June 30, 2005, were additive to the overall return.

The corporate debt markets, in general, were rattled during the first half of 2005 by multiple increases in the Fed Funds rate and the downgrade of General Motors debt to junk status. Ford came very close to following GM down this unfortunate path. This was significant both because GM and Ford are two of the largest issuers of corporate debt, and it occurred at a time of good growth and strong corporate profitability in most sectors of the economy. The Ave Maria Bond Fund doesn't own any GM or Ford paper or anything even remotely resembling junk bonds. The Fund holds extremely high-quality, short-maturity, fixed-income securities.

With credit spreads in general tight, investors don't get much in the way of additional return for holding riskier bonds. Near record-low bond yields have caused many investors to buy lower-quality bonds for only marginally better yields. This is commonly referred to as "reaching for yield", and a practice that generally doesn't turn out well. In managing the portfolio, we'd rather have high-quality issues with lower yields and better protection against default. The Ave Maria Bond Fund is defensively postured and preservation of principal oriented.

As mentioned earlier, the equity portion of the portfolio, while relatively small in size, aided performance during the first half of the year. In selecting stocks for the Fund, an important criterion has been a company's ability to grow dividends. We are pleased to report that during the first half of the year, 11 of the 21 stocks in the portfolio raised their dividend.

Thank you for your continued interest in the Ave Maria Bond Fund.

/s/ Richard L. Platte Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================
 PAR VALUE   HOLDING                                               MARKET VALUE
--------------------------------------------------------------------------------
$ 5,500,000  U.S. Treasury Note, 3.375%, due 02/28/07 ............ $ 5,475,938
  5,000,000  U.S. Treasury Note, 3.750%, due 05/15/08 ............   5,010,940
  4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08 ............   3,887,032
  3,500,000  U.S. Treasury Note, 3.750%, due 03/31/07 ............   3,505,331
  3,500,000  U.S. Treasury Note, 3.375%, due 10/15/09 ............   3,450,783
  3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07 ............   2,956,407
  2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12 ............   2,022,422
  2,000,000  U.S. Treasury Note, 3.375%, due 02/15/08 ............   1,985,468
  2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06 ............   1,979,610
  1,186,320  U.S. Treasury Inflation-Protection Notes, 3.875%,
               due 01/15/09 ......................................   1,290,818

AVE MARIA BOND FUND
ASSET ALLOCATION
JUNE 30, 2005 (UNAUDITED)
================================================================================

                                                                 % OF NET ASSETS
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries .................................................    56.9%
U.S. Government Agencies ........................................     7.6%

CORPORATE BONDS
SECTOR
------
Finance .........................................................     3.5%
Industrials .....................................................     7.0%
Utilities .......................................................     3.3%

COMMON STOCKS
SECTOR
------
Building Materials & Construction ...............................     0.6%
Communication Equipment & Services ..............................     0.7%
Consumer Products ...............................................     1.4%
Energy & Mining .................................................     1.5%
Finance .........................................................     3.6%
Food & Tobacco ..................................................     0.6%
Healthcare ......................................................     0.6%
Industrial Products & Services ..................................     0.5%
Real Estate .....................................................     1.1%
Utilities .......................................................     4.5%

Cash Equivalents ................................................     6.6%
                                                                   -------
                                                                    100.0%
                                                                   =======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
             U.S. GOVERNMENT AND
 PAR VALUE   AGENCY OBLIGATIONS -- 64.5%                           MARKET VALUE
--------------------------------------------------------------------------------
             U.S. TREASURIES -- 56.9%
$ 2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06 ............ $ 1,979,610
  5,500,000  U.S. Treasury Note, 3.375%, due 02/28/07 ............   5,475,937
  3,500,000  U.S. Treasury Note, 3.750%, due 03/31/07 ............   3,505,331
  3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07 ............   2,956,407
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/08 ............     983,789
  2,000,000  U.S. Treasury Note, 3.375%, due 02/15/08 ............   1,985,468
  4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08 ............   3,887,032
  5,000,000  U.S. Treasury Note, 3.750%, due 05/15/08 ............   5,010,940
  1,186,320  U.S. Treasury Inflation-Protection Note, 3.875%,
               due 01/15/09 ...... ...............................   1,290,818
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/09 ............     976,641
  3,500,000  U.S. Treasury Note, 3.375%, due 10/15/09 ............   3,450,783
  2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12 ............   2,022,422
  1,000,000  U.S. Treasury Note, 4.000%, due 02/15/14 ............   1,006,016
                                                                   -----------
                                                                    34,531,194
                                                                   -----------

             U.S. GOVERNMENT AGENCIES -- 7.6%
  1,000,000  Federal Farm Credit Bank, 4.480%, due 08/24/12 ......   1,020,333
  1,000,000  Federal Farm Credit Bank, 4.600%, due 12/27/12 ......   1,027,756
    500,000  Federal Home Loan Bank, 3.375%, due 07/21/08 ........     490,442
  1,000,000  Federal Home Loan Bank, 5.477%, due 01/28/09 ........   1,052,523
  1,000,000  Federal Home Loan Bank, 4.375%, due 02/04/10 ........     999,008
                                                                   -----------
                                                                     4,590,062
                                                                   -----------

             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS (Cost $39,254,070)................ $39,121,256
                                                                   -----------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 13.8%                              MARKET VALUE
--------------------------------------------------------------------------------
             FINANCE -- 3.5%
$ 1,000,000  Caterpillar Financial Services Corporation, 2.650%,
               due 01/30/06 ...................................... $   993,315
  1,000,000  Regions Financial Corporation, 7.000%, due 03/01/11..   1,125,238
                                                                   -----------
                                                                     2,118,553
                                                                   -----------
             INDUSTRIALS -- 7.0%
  1,000,000  Alcoa, Inc., 6.000%, due 01/15/12 ...................   1,082,980
  1,010,000  Dover Corporation, 6.250%, due 06/01/08 .............   1,072,850
  1,000,000  Harley-Davidson, Inc., 3.625%, due 12/15/08 .........     981,930
  1,000,000  United Technologies Corporation, 6.350%, due 03/01/11   1,101,661
                                                                   -----------
                                                                     4,239,421
                                                                   -----------
             UTILITIES -- 3.3%
  1,000,000  Alabama Power Company, 3.125%, due 05/01/08 .........     973,524
  1,000,000  National Rural Utilities Cooperative Finance
               Corporation, 6.000%, due 05/15/06..................   1,017,967
                                                                   -----------
                                                                     1,991,491
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $8,356,519).............. $ 8,349,465
                                                                   -----------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 15.1%                                MARKET VALUE
--------------------------------------------------------------------------------
             BUILDING MATERIALS & CONSTRUCTION -- 0.6%
     20,000  RPM International, Inc. ............................. $   365,200
                                                                   -----------

             COMMUNICATION EQUIPMENT & SERVICES -- 0.7%
      7,000  Alltel Corporation ..................................     435,960
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 1.4%
     12,500  Leggett & Platt, Inc. ...............................     332,250
     22,000  Newell Rubbermaid, Inc. .............................     524,480
                                                                   -----------
                                                                       856,730
                                                                   -----------
             ENERGY & MINING -- 1.5%
      8,500  Exxon Mobil Corporation .............................     488,495
     14,000  National Fuel Gas Company ...........................     404,740
                                                                   -----------
                                                                       893,235
                                                                   -----------
             FINANCE - BANKS & THRIFTS -- 3.0%
     12,000  BB&T Corporation ....................................     479,640
     15,000  Huntington Bancshares, Inc. .........................     362,100
     12,000  National City Corporation ...........................     409,440
     20,000  North Fork Bancorporation, Inc. .....................     561,800
                                                                   -----------
                                                                     1,812,980
                                                                   -----------
             FINANCE - INSURANCE -- 0.6%
     14,000  Arthur J. Gallagher & Company .......................     379,820
                                                                   -----------

             FOOD & TOBACCO -- 0.6%
     16,000  Conagra Foods, Inc. .................................     370,560
                                                                   -----------

             HEALTHCARE -- 0.6%
      7,000  Landauer, Inc. ......................................     363,370
                                                                   -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 0.5%
      7,500  Genuine Parts Company ...............................     308,175
                                                                   -----------

             REAL ESTATE -- 1.1%
     12,000  Duke Realty Corporation .............................     379,920
     10,000  Washington Real Estate Investment Trust .............     312,000
                                                                   -----------
                                                                       691,920
                                                                   -----------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 15.1% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             UTILITIES -- 4.5%
      8,000  Dominion Resources, Inc. ............................ $   587,120
     11,000  Exelon Corporation ..................................     564,630
     15,000  FPL Group, Inc. .....................................     630,900
     10,000  Pinnacle West Capital Corporation ...................     444,500
     14,000  Southern Company (The) ..............................     485,380
                                                                   -----------
                                                                     2,712,530
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $8,168,016) ............... $ 9,190,480
                                                                   -----------

================================================================================
    FACE
   AMOUNT    REPURCHASE AGREEEMENTS (1) -- 5.8%                    MARKET VALUE
--------------------------------------------------------------------------------
$ 3,542,488  US Bank N.A., 2.10%, dated 06/30/05, due 07/01/05 repurchase proceeds: $3,542,695 (Cost $3,542,488).. $ 3,542,488
                                                                   -----------

             TOTAL INVESTMENTS -- 99.2% (Cost $59,321,093)........ $60,203,689

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%........     472,750
                                                                   -----------

             NET ASSETS -- 100.0%................................. $60,676,439
                                                                   ===========

(1) Repurchase agreement is fully collaterized by $3,542,488 FGCI, Pool #E01424, 4.00%, due 08/01/18. The aggregate market value of the collateral at June 30, 2005 was $3,613,392.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

========================================================================================================================
                                                         AVE MARIA                          AVE MARIA
                                                          CATHOLIC         AVE MARIA          RISING         AVE MARIA
                                                        VALUES FUND       GROWTH FUND     DIVIDEND FUND      BOND FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ................................   $ 205,012,638    $  53,937,448    $  16,940,986   $  59,321,093
                                                       =============    =============    =============   =============
  At market value (Note 1) .........................   $ 244,799,962    $  56,680,943    $  17,198,681   $  60,203,689
Receivable for investment securities sold ..........       1,057,824             --               --              --
Receivable for capital shares sold .................         159,828          138,070           41,000          26,290
Dividends and interest receivable ..................         187,621           32,660           23,803         456,087
Other assets .......................................          33,608           18,622           18,470          12,969
                                                       -------------    -------------    -------------   -------------
    TOTAL ASSETS ...................................     246,238,843       56,870,295       17,281,954      60,699,035
                                                       -------------    -------------    -------------   -------------
LIABILITIES
Dividends payable ..................................            --               --                177           2,428
Payable for investment securities purchased ........       3,304,242             --               --              --
Payable for capital shares redeemed ................         291,486           10,240             --              --
Accrued investment advisory fees (Note 2) ..........         570,506          115,886           14,024           4,198
Payable to affiliate (Note 2) ......................          30,200            7,100            4,000           4,800
Other accrued expenses .............................          24,755            9,770            6,215          11,170
                                                       -------------    -------------    -------------   -------------
    TOTAL LIABILITIES ..............................       4,221,189          142,996           24,416          22,596
                                                       -------------    -------------    -------------   -------------
NET ASSETS .........................................   $ 242,017,654    $  56,727,299    $  17,257,538   $  60,676,439
                                                       =============    =============    =============   =============
NET ASSETS CONSIST OF:
Paid-in capital ....................................   $ 181,943,805    $  51,064,747    $  16,996,084   $  59,733,047
Accumulated net investment income (loss) ...........        (417,960)        (122,053)           1,661             573
Accumulated net realized gains
  from security transactions .......................      20,704,485        3,041,110            2,098          60,223
Net unrealized appreciation on investments .........      39,787,324        2,743,495          257,695         882,596
                                                       -------------    -------------    -------------   -------------
NET ASSETS .........................................   $ 242,017,654    $  56,727,299    $  17,257,538   $  60,676,439
                                                       =============    =============    =============   =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .......      16,347,006        4,004,322        1,695,660
                                                       =============    =============    =============
Net asset value, offering price and redemption
  price per share (Note 1) (a) .....................   $       14.81    $       14.17   $       10.18
                                                       =============    =============    =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ............                                                     $  45,471,804
                                                                                                         =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)........                                                         4,434,398
                                                                                                         =============

Net asset value, offering price and redemption price
  per share (Note 1) ...............................                                                     $       10.25
                                                                                                         =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ............                                                     $  15,204,635
                                                                                                         =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .......                                                         1,484,530
                                                                                                         =============

Net asset value, offering price and redemption
  price per share (Note 1) (a) .....................                                                     $       10.24
                                                                                                         =============

(a)  Except  with  respect  to  Class I  shares  of the  Ave  Maria Bond Fund, redemption  price will vary if subject to contingent  deferred  sales load (Note 1).

See notes to financial statements.

                                                              21

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005(a) (UNAUDITED)
========================================================================================================================
                                                         AVE MARIA                          AVE MARIA
                                                          CATHOLIC         AVE MARIA          RISING         AVE MARIA
                                                        VALUES FUND       GROWTH FUND     DIVIDEND FUND      BOND FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend .........................................   $   1,257,718    $     286,140    $      56,508   $     139,654
  Interest .........................................         138,028           12,001           10,808         662,658
                                                       -------------    -------------    -------------   -------------
     Total Income ..................................       1,395,746          298,141           67,316         802,312
                                                       -------------    -------------    -------------   -------------
EXPENSES
  Investment advisory fees (Note 2) ................       1,209,139          280,130           19,109          69,012
  Distribution fees (Note 2) .......................         302,284           70,032             --              --
  Distribution fees - Class R (Note 2) .............            --               --               --            12,406
  Administration, accounting and
    transfer agent fees (Note 2) ...................         182,386           42,266            8,000          25,244
  Registration fees - Common .......................          22,801           14,052            2,971           6,681
  Registration fees - Class I ......................            --               --               --             1,219
  Registration fees - Class R ......................            --               --               --             4,079
  Postage and supplies .............................          27,702           12,009            1,314           7,860
  Legal and audit fees .............................          23,472           10,584            2,870          10,235
  Trustees' fees and expenses ......................          12,601           12,601             --            12,601
  Custodian fees ...................................          14,246            6,373            1,761           3,836
  Compliance service fees ..........................          11,556            2,688              242           2,278
  Insurance expense ................................           9,463            1,803             --             1,985
  Reports to shareholders ..........................           6,818            3,056              248           1,256
  Advisory board fees and expenses .................           1,667            1,667             --             1,667
  Other expenses ...................................           7,617            3,573              420           5,167
                                                       -------------    -------------    -------------   -------------
    TOTAL EXPENSES .................................       1,831,752          460,834           36,935         165,526
  Less fees waived and/or expenses reimbursed
    by the Adviser (Note 2):
    Common .........................................         (18,046)         (40,640)          (5,086)        (78,810)
    Class I ........................................            --               --               --            (1,219)
                                                       -------------    -------------    -------------   -------------
    NET EXPENSES ...................................       1,813,706          420,194           31,849          85,497
                                                       -------------    -------------    -------------   -------------

NET INVESTMENT INCOME (LOSS) .......................        (417,960)        (122,053)          35,467         716,815
                                                       -------------    -------------    -------------   -------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ....       4,840,769           48,765            2,098          60,194
  Net realized gains from in-kind
    redemptions (Note 1) ...........................      16,626,972        2,992,345             --              --
  Net change in unrealized appreciation/
   (depreciation) on investments ...................     (18,534,554)      (6,299,285)         257,695         (41,480)
                                                       -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS ....................       2,933,187       (3,258,175)         259,793          18,714
                                                       -------------    -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS ...........................   $   2,515,227    $  (3,380,228)   $     295,260   $     735,529
                                                       =============    =============    =============   =============

(a) Except for the Ave Maria Rising Dividend Fund, which represents the period from the commencement of operations (May 2, 2005) through June 30, 2005.

     See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                          SIX MONTHS
                                                                             ENDED            YEAR
                                                                            JUNE 30,          ENDED
                                                                              2005         DECEMBER 31,
                                                                          (UNAUDITED)          2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ................................................. $    (417,960)   $    (848,428)
  Net realized gains from security transactions .......................     4,840,769       11,939,746
  Net realized gains from in-kind redemptions (Note 1) ................    16,626,972             --
  Net change in unrealized appreciation/(depreciation) on investments .   (18,534,554)      25,552,126
                                                                        -------------    -------------
Net increase in net assets from operations ............................     2,515,227       36,643,444
                                                                        -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ..............................          --        (11,172,077)
                                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................................    41,734,250       83,221,894
  Reinvestment of distributions to shareholders .......................          --         10,923,676
  Payments for shares redeemed ........................................   (50,302,128)     (16,502,334)
                                                                        -------------    -------------
Net increase (decrease) in net assets from capital share transactions .    (8,567,878)      77,643,236
                                                                        -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................    (6,052,651)     103,114,603

NET ASSETS
  Beginning of period .................................................   248,070,305      144,955,702
                                                                        -------------    -------------
  End of period ....................................................... $ 242,017,654    $ 248,070,305
                                                                        =============    =============

ACCUMULATED NET INVESTMENT LOSS ....................................... $    (417,960)   $        --
                                                                        =============    =============


SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .........................................................     2,901,482        5,983,686
  Shares issued in reinvestment of distributions to shareholders ......          --            750,253
  Shares redeemed .....................................................    (3,524,334)      (1,133,670)
                                                                        -------------    -------------
  Net increase (decrease) in shares outstanding .......................      (622,852)       5,600,269
  Shares outstanding, beginning of period .............................    16,969,858       11,369,589
                                                                        -------------    -------------
  Shares outstanding, end of period ...................................    16,347,006       16,969,858
                                                                        =============    =============



See notes to financial statements.





                                                      23

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                          SIX MONTHS
                                                                             ENDED            YEAR
                                                                            JUNE 30,          ENDED
                                                                              2005         DECEMBER 31,
                                                                          (UNAUDITED)          2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ................................................. $    (122,053)   $     (90,052)
  Net realized gains from security transactions .......................        48,765           88,987
  Net realized gains from in-kind redemptions (Note 1) ................     2,992,345             --
  Net change in unrealized appreciation/(depreciation) on investments .    (6,299,285)       7,175,089
                                                                        -------------    -------------
Net increase (decrease) in net assets from operations .................    (3,380,228)       7,174,024
                                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................................    19,122,060       30,047,463
  Payments for shares redeemed ........................................   (10,588,713)        (752,065)
                                                                        -------------    -------------
Net increase in net assets from capital share transactions ............     8,533,347       29,295,398
                                                                        -------------    -------------

TOTAL INCREASE IN NET ASSETS ..........................................     5,153,119       36,469,422

NET ASSETS
  Beginning of period .................................................    51,574,180       15,104,758
                                                                        -------------    -------------
  End of period ....................................................... $  56,727,299    $  51,574,180
                                                                        =============    =============

ACCUMULATED NET INVESTMENT LOSS ....................................... $    (122,053)   $        --
                                                                        =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .........................................................     1,315,293        2,271,166
  Shares redeemed .....................................................      (751,056)         (55,526)
                                                                        -------------    -------------
  Net increase in shares outstanding ..................................       564,237        2,215,640
  Shares outstanding, beginning of period .............................     3,440,085        1,224,445
                                                                        -------------    -------------
  Shares outstanding, end of period ...................................     4,004,322        3,440,085
                                                                        =============    =============

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                      PERIOD
                                                                      ENDED
                                                                     JUNE 30,
                                                                      2005(a)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .........................................  $    35,467
  Net realized gains from security transactions .................        2,098
  Net change in unrealized appreciation/(depreciation) on
    investments .................................................      257,695
                                                                   -----------
Net increase in net assets from operations ......................      295,260
                                                                   -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ....................................      (33,806)
                                                                   -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .....................................   16,963,438
  Reinvestment of distributions to shareholders .................       33,628
  Payments for shares redeemed ..................................         (982)
                                                                   -----------
Net increase in net assets from capital share transactions ......   16,996,084
                                                                   -----------

TOTAL INCREASE IN NET ASSETS ....................................   17,257,538

NET ASSETS
  Beginning of period ...........................................         --
                                                                   -----------
  End of period .................................................  $17,257,538
                                                                   ===========

UNDISTRIBUTED NET INVESTMENT INCOME .............................  $     1,661
                                                                   ===========


SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ...................................................    1,692,453
  Shares issued in reinvestment of distributions to shareholders         3,304
  Shares redeemed ...............................................          (97)
                                                                   -----------
  Net increase in shares outstanding ............................    1,695,660
  Shares outstanding, beginning of period .......................         --
                                                                   -----------
  Shares outstanding, end of period .............................    1,695,660
                                                                   ===========


(a) Represents the period from the commencement of operations (May 2, 2005) through June 30, 2005.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                          SIX MONTHS
                                                                             ENDED            YEAR
                                                                            JUNE 30,          ENDED
                                                                              2005         DECEMBER 31,
                                                                          (UNAUDITED)          2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ............................................... $     716,815    $     953,713
  Net realized gains from security transactions .......................        60,194          286,596
  Net change in unrealized appreciation/(depreciation) on investments .       (41,480)         625,970
                                                                        -------------    -------------
Net increase in net assets from operations ............................       735,529        1,866,279
                                                                        -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class I .................................      (574,668)        (860,906)
  From net investment income, Class R .................................      (145,259)         (89,172)
  From net realized gains on investments, Class I .....................          --           (223,509)
  From net realized gains on investments, Class R .....................          --            (44,699)
                                                                        -------------    -------------
Net decrease in net assets from distributions to shareholders .........      (719,927)      (1,218,286)
                                                                        -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
  Proceeds from shares sold ...........................................    12,467,614             --
  Reinvestment of distributions to shareholders .......................       574,668        1,084,415
                                                                        -------------    -------------
Net increase in net assets from Class I capital share transactions ....    13,042,282        1,084,415
                                                                        -------------    -------------
CLASS R
  Proceeds from shares sold ...........................................     8,822,016        5,057,877
  Reinvestment of distributions to shareholders .......................       131,960          114,761
  Payments for shares redeemed ........................................      (284,009)        (231,322)
                                                                        -------------    -------------
Net increase in net assets from Class R capital share transactions ....     8,669,967        4,941,316
                                                                        -------------    -------------
TOTAL INCREASE IN NET ASSETS ..........................................    21,727,851        6,673,724
NET ASSETS
  Beginning of period .................................................    38,948,588       32,274,864
                                                                        -------------    -------------
  End of period ....................................................... $  60,676,439    $  38,948,588
                                                                        =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME ................................... $         573    $       3,685
                                                                        =============    =============
SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
  Shares sold .........................................................     1,222,560             --
  Shares issued in reinvestment of distributions to shareholders ......        56,354          106,183
                                                                        -------------    -------------
  Net increase in shares outstanding ..................................     1,278,914          106,183
  Shares outstanding, beginning of period .............................     3,155,484        3,049,301
                                                                        -------------    -------------
  Shares outstanding, end of period ...................................     4,434,398        3,155,484
                                                                        =============    =============
CLASS R
  Shares sold .........................................................       867,761          494,261
  Shares issued in reinvestment of distributions to shareholders ......        12,946           11,216
  Shares redeemed .....................................................       (27,854)         (22,676)
                                                                        -------------    -------------
  Net increase in shares outstanding ..................................       852,853          482,801
  Shares outstanding, beginning of period .............................       631,677          148,876
                                                                        -------------    -------------
  Shares outstanding, end of period ...................................     1,484,530          631,677
                                                                        =============    =============


See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================================
                                                  SIX MONTHS
                                                     ENDED          YEAR           YEAR         YEAR        PERIOD
                                                    JUNE 30,        ENDED         ENDED         ENDED       ENDED
                                                      2005       DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                   (UNAUDITED)       2004          2003         2002        2001(a)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........... $    14.62     $    12.75   $     9.47   $    10.50   $    10.00
                                                   ----------     ----------   ----------   ----------   ----------

Income (loss) from investment operations:
  Net investment income (loss) ...................      (0.03)         (0.05)       (0.03)       (0.01)        0.02
  Net realized and unrealized gains (losses)
    on investments ...............................       0.22           2.61         3.40        (1.02)        0.51
                                                   ----------     ----------   ----------   ----------   ----------
Total from investment operations .................       0.19           2.56         3.37        (1.03)        0.53
                                                   ----------     ----------   ----------   ----------   ----------

Less distributions:
  From net investment income .....................       --             --           --           --          (0.02)
  From net realized gains on investments .........       --            (0.69)       (0.09)        --          (0.01)
  In excess of net realized gains
    on investments ...............................       --             --           --           --          (0.00)
                                                   ----------     ----------   ----------   ----------   ----------
Total distributions ..............................       --            (0.69)       (0.09)        --          (0.03)
                                                   ----------     ----------   ----------   ----------   ----------

Net asset value at end of period ................. $    14.81     $    14.62   $    12.75   $      9.47   $   10.50
                                                   ==========     ==========   ==========   ===========   =========

Total return (c) .................................        1.3%(b)       20.1%        35.6%         (9.8)%       5.3%(b)
                                                   ==========     ==========   ==========   ===========   =========

Ratios/Supplementary Data:
Net assets at end of period (000's) .............. $  242,018     $  248,070   $  144,956   $    61,802   $  23,953
                                                   ==========     ==========   ==========   ===========   =========


Ratio of net expenses to average net assets (d) ..       1.50%(e)       1.50%        1.50%         1.50%       1.50%(e)

Ratio of net investment income (loss)
  to average net assets ..........................      (0.35)%(e)     (0.44)%      (0.28)%       (0.14)%      0.39%(e)

Portfolio turnover rate ..........................         68%(e)         34%          58%           86%         44%(e)

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.52%(e), 1.52%, 1.56%, 1.69%, and 2.09%(e) for the periods ended June 30, 2005 and December 31, 2004, 2003, 2002, and 2001, respectively.

(e)  Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                     SIX MONTHS
                                                        ENDED             YEAR          PERIOD
                                                       JUNE 30,           ENDED          ENDED
                                                         2005          DECEMBER 31,   DECEMBER 31,
                                                     (UNAUDITED)          2004           2003(a)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $    14.99        $    12.34     $    10.00
                                                     ----------        ----------     ----------

Income (loss) from investment operations:
  Net investment loss ............................        (0.03)            (0.03)         (0.02)
  Net realized and unrealized gains
   (losses) on investments .......................        (0.79)             2.68           2.36
                                                     ----------        ----------     ----------
Total from investment operations .................        (0.82)             2.65           2.34
                                                     ----------        ----------     ----------

Less distributions:
  From net investment income .....................         --                --             --
  From net realized gains on investments .........         --                --             --
                                                     ----------        ----------     ----------
Total distributions ..............................         --                --             --
                                                     ----------        ----------     ----------

Net asset value at end of period .................   $    14.17        $    14.99     $    12.34
                                                     ==========        ==========     ==========

Total return (c) .................................         (5.5)%(b)         21.5%          23.4%(b)
                                                     ==========        ==========     ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..............   $   56,727        $   51,574     $   15,105
                                                     ==========        ==========     ==========

Ratio of net expenses to average net assets (d) ..         1.50%(e)          1.50%          1.49%(e)

Ratio of net investment loss to average net assets        (0.44)%(e)        (0.29)%        (0.36)%(e)

Portfolio turnover rate ..........................           26%(e)             3%           0.0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.64%(e), 1.79% and 2.61%(e) for the periods ended June 30, 2005 and December 31, 2004 and 2003, respectively.

(e)  Annualized

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                  PERIOD
                                                                   ENDED
                                                                  JUNE 30,
                                                                  2005(a)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................ $     10.00
                                                                -----------

Income from investment operations:
  Net investment income .......................................        0.02
  Net realized and unrealized gains on investments ............        0.18
                                                                -----------
Total from investment operations ..............................        0.20
                                                                -----------

Less distributions:
  From net investment income ..................................       (0.02)
                                                                -----------

Net asset value at end of period .............................. $     10.18
                                                                ===========

Total return (c) ..............................................         2.0%(b)
                                                                ===========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........................... $    17,258
                                                                ===========

Ratio of net expenses to average net assets (d) ...............        1.23%(e)

Ratio of net investment income to average net assets ..........        1.37%(e)

Portfolio turnover rate .......................................          15%(e)

(a) Represents the period from the initial public offering (May 2, 2005) through June 30, 2005.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.42%(e) for the period ended June 30, 2005.

(e)  Annualized.

See notes to financial statements.

AVE  MARIA  BOND  FUND -  CLASS  I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                     SIX MONTHS
                                                        ENDED             YEAR          PERIOD
                                                       JUNE 30,           ENDED          ENDED
                                                         2005          DECEMBER 31,   DECEMBER 31,
                                                     (UNAUDITED)          2004           2003(a)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $    10.29        $    10.09     $    10.00
                                                     ----------        ----------     ----------

Income (loss) from investment operations:
  Net investment income ..........................         0.16              0.28           0.16
  Net realized and unrealized gains
   (losses) on investments .......................        (0.04)             0.27           0.10
                                                     ----------        ----------     ----------
Total from investment operations .................         0.12              0.55           0.26
                                                     ----------        ----------     ----------

Less distributions:
  From net investment income .....................        (0.16)            (0.28)         (0.16)
  From net realized gains on investments .........         --               (0.07)         (0.01)
                                                     ----------        ----------     ----------
Total distributions ..............................        (0.16)            (0.35)         (0.17)
                                                     ----------        ----------     ----------

Net asset value at end of period .................   $    10.25        $    10.29     $    10.09
                                                     ==========        ==========     ==========

Total return (c) .................................          1.1%(b)           5.5%           2.6%(b)
                                                     ==========        ==========     ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..............   $   45,472        $   32,458     $   30,773
                                                     ==========        ==========     ==========

Ratio of net expenses to average net assets (d) ..         0.30%(e)          0.30%          0.30%(e)

Ratio of net investment income to average net assets       3.18%(e)          2.77%          2.36%(e)

Portfolio turnover rate ..........................           15%(e)            47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.65%(e), 0.72% and 0.71%(e) for the periods ended June 30, 2005 and December 31, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.

AVE  MARIA  BOND  FUND -  CLASS  R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                     SIX MONTHS
                                                        ENDED             YEAR          PERIOD
                                                       JUNE 30,           ENDED          ENDED
                                                         2005          DECEMBER 31,   DECEMBER 31,
                                                     (UNAUDITED)          2004           2003(a)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $    10.28        $    10.09     $    10.00
                                                     ----------        ----------     ----------

Income (loss) from investment operations:
  Net investment income ..........................         0.14              0.24           0.14
  Net realized and unrealized gains
   (losses) on investments .......................        (0.04)             0.26           0.10
                                                     ----------        ----------     ----------
Total from investment operations .................         0.10              0.50           0.24
                                                     ----------        ----------     ----------

Less distributions:
  From net investment income .....................        (0.14)            (0.24)         (0.14)
  From net realized gains on investments .........         --               (0.07)         (0.01)
                                                     ----------        ----------     ----------
Total distributions ..............................        (0.14)            (0.31)         (0.15)
                                                     ----------        ----------     ----------

Net asset value at end of period .................   $    10.24        $    10.28     $    10.09
                                                     ==========        ==========     ==========

Total return (c) .................................          1.0%(b)           5.1%           2.4%(b)
                                                     ==========        ==========     ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..............   $   15,205        $    6,491     $    1,502
                                                     ==========        ==========     ==========

Ratio of net expenses to average net assets (d) ..         0.63%(e)          0.70%          0.69%(e)

Ratio of net investment income to average net assets       2.85%(e)          2.37%          1.96%(e)

Portfolio turnover rate ..........................           15%(e)            47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.97%(e), 1.31%and 2.49%(e) for the periods ended June 30, 2005 and December 31, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund (the Funds) are each a series of the Schwartz Investment Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do no violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Prospectus for more detailed information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class R bears the expenses of higher distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales load described below; (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) Class I shares require an initial investment of $25 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of each Fund (except for Class I shares of the Ave Maria Bond
Fund) are subject to a 1% contingent deferred sales load (CDSC) if redeemed within one year of their purchase. Shares purchased after December 31, 2004 are not subject to the CDSC if the shares are purchased either directly from the Funds or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchases.

The following is a summary of significant  accounting  policies  followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at June 30, 2005 was as follows:

------------------------------------------------------------------------------------------------------------------------
                                                         AVE MARIA                          AVE MARIA
                                                         CATHOLIC         AVE MARIA     RISING DIVIDEND     AVE MARIA
                                                        VALUES FUND      GROWTH FUND          FUND          BOND FUND
------------------------------------------------------------------------------------------------------------------------
Ordinary income and long-term
  capital gains ....................................   $  20,923,742    $   2,919,057    $       3,759   $      60,796
Net unrealized appreciation ........................      39,150,107        2,743,495          257,695         882,596
                                                       -------------    -------------    -------------   -------------
Total distributable earnings .......................   $  60,073,849    $   5,662,552    $     261,454   $     943,392
                                                       =============    =============    =============   =============
------------------------------------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The following information is based upon the federal income tax cost of the investment securities as of June 30, 2005:

------------------------------------------------------------------------------------------------------------------------
                                                         AVE MARIA                          AVE MARIA
                                                         CATHOLIC         AVE MARIA     RISING DIVIDEND     AVE MARIA
                                                        VALUES FUND      GROWTH FUND          FUND          BOND FUND
------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ......................   $  43,262,759    $   4,975,823    $     568,297   $   1,299,359
Gross unrealized depreciation ......................      (4,112,652)      (2,232,328)        (310,602)       (416,763)
                                                       -------------    -------------    -------------   -------------
Net unrealized appreciation ........................   $  39,150,107    $   2,743,495    $     257,695   $     882,596
                                                       =============    =============    =============   =============
Federal income tax cost ............................   $ 205,649,855    $  53,937,448    $  16,940,986   $  59,321,093
                                                       =============    =============    =============   =============
------------------------------------------------------------------------------------------------------------------------


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP). These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

For the six months ended June 30, 2005, the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund realized $16,626,972 and $2,992,345, respectively, of net capital gains resulting from in-kind redemptions - in which shareholders exchanged fund shares for securities held by the Fund rather than for cash. Such gains are not taxable to the Funds and will not be required to be distributed to shareholders.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

(d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2005 and December 31, 2004 were as follows:


AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
=========================================================================================================

     ----------------------------------------------------------------------------------------------------

                                                             ORDINARY         LONG-TERM         TOTAL
     PERIOD ENDED                                             INCOME         CAPITAL GAINS  DISTRIBUTIONS
     ----------------------------------------------------------------------------------------------------
     AVE MARIA CATHOLIC VALUES FUND:
       June 30, 2005 ..................................   $       --        $       --     $       --
       December 31, 2004 ..............................   $       --        $ 11,172,077   $ 11,172,077
     AVE MARIA RISING DIVIDEND FUND:
       June 30, 2005 ..................................   $     33,806      $       --     $     33,806
     AVE MARIA BOND FUND - CLASS I:
       June 30, 2005 ..................................   $    574,668      $       --     $    574,668
       December 31, 2004 ..............................   $  1,020,957      $     63,458   $  1,084,415
     AVE MARIA BOND FUND - CLASS R:
       June 30, 2005 ..................................   $    145,259      $       --     $    145,259
       December 31, 2004 ..............................   $    121,180      $     12,691   $    133,871

     ----------------------------------------------------------------------------------------------------

     There were no distributions for the Ave Maria Growth Fund during the periods ended June 30, 2005 and December 31, 2004.

     (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2.  INVESTMENT  ADVISORY  AGREEMENT AND  TRANSACTIONS  WITH RELATED  PARTIES

The President of the Funds is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other officers of the Funds are officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Funds.

Pursuant to an Investment Advisory Agreement between the Funds and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
receives from each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund a quarterly fee equal to the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee equal to the annual rate of 0.75% and 0.30%, respectively, of its average daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2006. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Rising Dividend Fund do not exceed 1.25%, until at least May 1, 2008. For the six months ended June 30, 2005, the Adviser waived investment advisory fees of $18,046 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $40,640 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $5,086 with respect to the Ave Maria Rising Dividend Fund; and waived all of its investment advisory fees of $69,012 and reimbursed $11,017 of other operating expenses (including $9,798 of common expenses and $1,219 of Class I expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2005 the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund .................................... $   149,767
Ave Maria Growth Fund ............................................. $   206,774
Ave Maria Rising Dividend Fund .................................... $     5,086
Ave Maria Bond Fund ............................................... $   325,130
--------------------------------------------------------------------------------

As of June 30, 2005, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

------------------------------------------------------------------------------------------------------------------------
                                                         DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                            2005              2006            2007            2008
------------------------------------------------------------------------------------------------------------------------
Ave Maria Catholic Values Fund .....................   $      27,938    $      66,849    $      36,934   $      18,046
Ave Maria Growth Fund ..............................   $        --      $      72,903    $      93,231   $      40,640
Ave Maria Rising Dividend Fund .....................   $        --      $        --      $        --     $       5,086
Ave Maria Bond Fund ................................   $        --      $      90,827    $     154,274   $      80,029
------------------------------------------------------------------------------------------------------------------------

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Rising Dividend Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000. For the six months ended June 30, 2005, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund paid $182,386, $42,266, $8,000 and $25,244, respectively, to Ultimus for mutual fund services.

Ultimus Fund Distributors, LLC, (UFD) serves as the principal underwriter for the distribution of shares of the Funds. During the six months ended June 30, 2005, UFD collected $9,583, $6,134, and $1,047 in contingent deferred sales loads on redemptions of shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the Plan), which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the six months ended June 30, 2005, the total expenses incurred pursuant to the Plan were $302,284, $70,032, and $12,406 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                         AVE MARIA                         AVE MARIA
                                                         CATHOLIC          AVE MARIA    RISING DIVIDEND    AVE MARIA
                                                        VALUES FUND      GROWTH FUND         FUND          BOND FUND
------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .................   $  77,161,402    $  15,741,000    $  16,240,977   $   4,120,561
                                                       =============    =============    =============   =============
Proceeds from sales of investment securities .......   $  80,356,596    $   7,104,339    $     253,881   $     373,938
                                                       =============    =============    =============   =============
------------------------------------------------------------------------------------------------------------------------


4.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, possibly including contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a front-end sales load. However, a contingent deferred sales load of 1% may apply if you redeem your shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA CATHOLIC VALUES FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value    Expenses Paid
                                 January 1, 2005  June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,013.00     $     7.49
Based on Hypothetical 5% Return
 (before expenses)                 $ 1,000.00      $ 1,017.36     $     7.50
--------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AVE MARIA GROWTH FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value    Expenses Paid
                                 January 1, 2005  June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $   945.30     $     7.23
Based on Hypothetical 5% Return
  (before expenses)                $ 1,000.00      $ 1,017.36     $     7.50
--------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AVE MARIA RISING DIVIDEND FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value    Expenses Paid
                                 January 1, 2005  June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,020.00     $     2.04
Based on Hypothetical 5% Return
   (before expenses)               $ 1,000.00      $ 1,006.20     $     2.03
--------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the two month period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA BOND FUND - CLASS I
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value    Expenses Paid
                                 January 1, 2005  June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,011.40     $     1.50
Based on Hypothetical 5% Return
  (before expenses)                $ 1,000.00      $ 1,023.31     $     1.51
--------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond - Class I's annualized expense ratio of 0.30% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value    Expenses Paid
                                 January 1, 2005  June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,009.70     $     3.14
Based on Hypothetical 5% Return
 (before expenses)                 $ 1,000.00      $ 1,021.67     $     3.16

* Expenses are equal to the Ave Maria Bond - Class R's annualized expense ratio of 0.63% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-9331., or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-726-9331, or on the SEC's website http://www.sec.gov.

The Schwartz Investment Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-888-726-9331. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
================================================================================
The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the "Adviser") on behalf of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund and the continuance of the Sub-Advisory Agreement with JLB & Associates, Inc. (the "Sub-Adviser") on behalf of the Ave Maria Growth Fund. The approvals took place at an in-person meeting held on January 28, 2005, at which all of the Trustees were present.

The Trustees were advised by counsel for the Trust of their fiduciary obligations in approving the Advisory Agreements and the Sub-Advisory Agreement (collectively, the "Agreements") and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interest of the Funds and their shareholders. The Trustees reviewed (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Funds; and (4) information about the Adviser's and the Sub-Adviser's personnel. The Trustees considered various factors, among them (1) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Funds; (3) the Funds' performance; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds investors. The Independent Trustees were advised by experienced counsel throughout the process. The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser and the Sub-Adviser under the Agreements.

The Trustees also reviewed the background, education and experience of the Adviser's and the Sub-Adviser's investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and longer-term performance of the Funds in their deliberations. The Trustees considered each Fund's historical performance over various periods ended December 31, 2004, as it compared to the returns of relevant indices and similarly managed mutual funds. Based upon their review, the Trustees found that each Fund has consistently outperformed its benchmark index, which is the S&P 500 Index for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund and the Lehman Brothers U.S. Government/Credit Index for the Ave Maria Bond Fund.

The Trustees reviewed the Adviser's analysis of its profitability from each Fund's Advisory Agreement for the year ended December 31, 2004. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Funds' portfolio brokerage. The Independent Trustees discussed whether it was necessary to review the profitability and financial condition of the Sub-Adviser in connection with the Ave Maria Growth Fund, and they determined that since the Fund does not directly pay any fees to the Sub-Adviser, and since the Sub-Adviser's fee is set as a result of arms-length negotiations by the Adviser, such a review is not material in the Trustees' consideration of the Sub-Advisory

AVE MARIA MUTUAL
FUNDS APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)
================================================================================
Agreement. The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as adviser to the Funds, and based upon their review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable to serve as the adviser.

In reviewing the fees payable under the Agreements, the Trustees reviewed the advisory fees paid by each Fund and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating expense ratio of each Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Adviser. The Trustees discussed the appropriateness of recognizing possible economies of scale by instituting breakpoints within the advisory fee structure of each Fund, but determined that based on the relative newness of the Funds and the Adviser's commitment to waive fees and reimburse expenses in order to maintain competitive expense ratios, the implementation of breakpoints is unnecessary at the present time. In evaluating each Fund's advisory fees, the Trustees took into account the quality of the investment management of the Funds. The Trustees concluded that, based upon the investment strategies of the Funds and the quality of services provided by the Adviser, the advisory fees paid by each Fund are reasonable.

In approving the Agreements, the Independent Trustees reached the following conclusions: (1) the Trustees noted the qualifications of key personnel of the Adviser and the Sub-Adviser that would work with the Funds and concluded the Adviser and the Sub-Adviser are qualified to continue to manage each Fund's assets in accordance with its investment objective and policies; (2) based on the performance of each Fund, the Independent Trustees believe that the nature and quality of services provided by the Adviser (and, with respect to the Ave Maria Growth Fund, by the Sub-Adviser) were satisfactory; (3) the advisory fees of the Ave Maria Bond Fund are extremely competitive and lower than most comparably managed mutual funds and, while the advisory fees paid by the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund are in the higher range of fees for comparably managed funds, the Trustees believe that the quality of investment advisory services provided by the Adviser and Sub-Adviser have been well above the norm and that a contributing factor to higher expenses is the relatively small size of the Funds; and (4) the Adviser's commitment to cap overall operating expenses through fee waivers and expense reimbursements has enabled the Funds to maintain a competitive overall expense ratio which has increased investment returns for shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreements. Rather, the Trustees, concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of each Fund and its shareholders to renew the Agreements for an additional annual period.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

AVE MARIA MUTUAL FUNDS                            INVESTMENT ADVISER
series of                                         SCHWARTZ INVESTMENT COUNSEL, INC.
Schwartz Investment Trust                         3707 W. Maple Road
3707 W. Maple Road                                Bloomfield Hills, Michigan 48301
Bloomfield Hills, Michigan 48301
(248) 644-8500                                    DISTRIBUTOR
                                                  ULTIMUS FUND DISTRIBUTORS, LLC
BOARD OF TRUSTEES                                 225 Pictoria Drive, Suite 450
Gregory J. Schwartz, Chairman                     Cincinnati, Ohio 45246
George P. Schwartz, CFA
John E. Barnds                                    PRIMARY SELLING AGENT
Peter F. Barry                                    Gregory J. Schwartz & Co., Inc.
Donald J. Dawson, Jr.                             3707 W. Maple Road
Fred A. Erb, Emeritus                             Bloomfield Hills, Michigan 48301
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus                       CUSTODIAN
                                                  US BANK, N.A.
OFFICERS                                          425 Walnut Street
George P. Schwartz, CFA, President                Cincinnati, Ohio 45202
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer                    ADMINISTRATOR
Robert G. Dorsey, Assistant Secretary             ULTIMUS FUND SOLUTIONS, LLC
John F. Splain, Assistant Secretary               P.O. Box 46707
Mark J. Seger, CPA, Assistant Treasurer           Cincinnati, Ohio 45246
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President           INDEPENDENT REGISTERED
Cynthia M. Dickinson, Chief Compliance Officer    PUBLIC ACCOUNTING FIRM
                                                  DELOITTE & TOUCHE LLP
CATHOLIC ADVISORY BOARD                           180 N. Stetson Ave.
Bowie K. Kuhn, Chairman                           Chicago, Illinois 60606
Lawrence Kudlow
Thomas S. Monaghan                                LEGAL COUNSEL
Michael Novak                                     SULLIVAN & WORCESTER LLP
Paul R. Roney                                     1666 K Street, NW, Suite 700
Phyllis Schlafly                                  Washington, DC 20006

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             ---------------------------------------------------------


By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                           George P. Schwartz, President


Date         August 12, 2005
      --------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                           George P. Schwartz, President


Date         August 12, 2005
      --------------------------------




By (Signature and Title)*    /s/ Timothy S. Schwartz
                           -------------------------------------------

                           Timothy S. Schwartz, Treasurer

Date         August 12, 2005
      --------------------------------



* Print the name and title of each signing officer under his or her signature.